Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (74.3%)
$12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	02/22/24	4.336	$11,963,232
15,500	U.S. Treasury Bills (1)	(AA+, Aaa)	03/21/24	4.813	15,389,160
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	04/18/24	4.755	11,866,774
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	05/16/24	4.950	11,818,936
15,500	U.S. Treasury Bills (1)	(AA+, Aaa)	06/13/24	5.060	15,210,603
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	07/11/24	5.040	11,732,150
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	08/08/24	5.156	11,694,749
15,500	U.S. Treasury Bills (1)	(AA+, Aaa)	09/05/24	5.153	15,057,342
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	10/03/24	5.141	11,618,851
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	10/31/24	4.853	11,578,488
15,500	U.S. Treasury Bills (1)	(AA+, Aaa)	11/29/24	4.500	14,902,631
12,000	U.S. Treasury Bills (1)	(AA+, Aaa)	12/26/24	4.615	11,505,431
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $154,253,778)					154,338,347

Shares

SHORT-TERM INVESTMENTS (13.4%)
27,940,398	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29% (Cost $27,940,398)	27,940,398

TOTAL INVESTMENTS AT VALUE (87.7%) (Cost $182,194,176)		182,278,745

OTHER ASSETS IN EXCESS OF LIABILITIES (12.3%)		25,462,573

NET ASSETS(2) (100.0%)		$207,741,318

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2024.
(2)	As of January 31, 2024, the Credit Suisse Managed Futures Strategy Fund held $34,779,191 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 16.7% of the Fund's consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Mar 2024	592	$47,045,500	$279,365
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2024	559	28,326,534	$543,749
Nikkei 225 Index Futures OSE	JPY	Mar 2024	106	26,374,004	2,343,061
S&P 500 E Mini Index Futures	USD	Mar 2024	120	29,223,000	1,115,152
					$4,001,962
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2024	124	124,063,622	$601,659
10YR U.S. Treasury Note Futures	USD	Mar 2024	4	449,313	(28)
EURO Bund Futures	EUR	Mar 2024	335	49,434,987	172,069
Long Gilt Futures	GBP	Mar 2024	46	5,856,115	(139,404)
					$634,296
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2024	(265)	(17,503,250)	$(31,016)
CAD Currency Futures	USD	Mar 2024	(319)	(23,818,135)	(193,712)
EUR Currency Futures	USD	Mar 2024	(130)	(17,648,313)	26,654
JPY Currency Futures	USD	Mar 2024	(317)	(27,275,869)	67,312
					$(130,762)

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
Index Contracts
Hang Seng Index Futures	HKD	Feb 2024	(125)	$(12,412,453)	$594,323
FTSE 100 Index Futures	GBP	Mar 2024	(383)	(37,209,042)	(818,505)
					$(224,182)
Total Net Unrealized Appreciation (Depreciation)					$4,560,679

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$12,529,581	04/22/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	$—	$(171,613)
USD	16,543,275	04/22/24	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	(80,504)
USD	8,970,092	04/22/24	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(321,053)
USD	2,198,608	04/22/24	Goldman Sachs	(0.03)%	Bloomberg Precious Metals Index	At Maturity	—	(30,713)
							$—	$(603,883)
Total							$—	$(603,883)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$154,338,347	$—	$154,338,347
Short-term Investments	27,940,398	—	—	27,940,398
	$27,940,398	$154,338,347	$—	$182,278,745
Other Financial Instruments*
Futures Contracts	$5,743,344	$—	$—	$5,743,344

Liabilities
Other Financial Instruments*
Futures Contracts	$1,182,665	$—	$—	$1,182,665
Swap Contracts	—	603,883	—	603,883
	$1,182,665	$603,883	$—	$1,786,548

*      Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (10.8%)
BELGIUM (0.1%)
Financial Services (0.1%)
Groupe Bruxelles Lambert NV	3,281	$250,009

BERMUDA (0.4%)
Trading Companies & Distributors (0.4%)
Textainer Group Holdings Ltd.	33,524	1,664,467

CANADA (0.2%)
Broadline Retail (0.1%)
Canadian Tire Corp. Ltd., Class A(1)	2,419	258,729

Consumer Staples Distribution & Retail (0.0%)
Empire Co. Ltd., Class A	9,439	246,140

Leisure Equipment & Products (0.0%)
BRP, Inc.	3,590	227,967

Oil, Gas & Consumable Fuels (0.1%)
Imperial Oil Ltd.(1)	4,509	261,721
		994,557
DENMARK (0.2%)
Beverages (0.1%)
Carlsberg AS, Class B	2,057	266,048

Marine Transportation (0.0%)
AP Moller - Maersk AS, Class B	143	265,037

Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	1,867	274,221
		805,306
FRANCE (0.3%)
Banks (0.1%)
Societe Generale SA	9,727	251,317

Financial Services (0.1%)
Eurazeo SE	3,252	278,429

Media (0.1%)
Vivendi SE	24,150	273,557

Oil, Gas & Consumable Fuels (0.0%)
TotalEnergies SE	3,793	247,337
		1,050,640
GERMANY (0.2%)
Industrial Conglomerates (0.0%)
Siemens AG	1,375	247,422

Media - Services (0.1%)
Scout24 SE(2)	3,642	269,539

Trading Companies & Distributors (0.1%)
Brenntag SE	2,808	249,530
		766,491
ITALY (0.1%)
Banks (0.1%)
UniCredit SpA	9,513	280,087

Oil, Gas & Consumable Fuels (0.0%)
Eni SpA	15,225	243,953
		524,040
JERSEY (0.1%)
Metals & Mining - Excluding Steel (0.1%)
Glencore PLC	42,891	228,036

NETHERLANDS (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Koninklijke Ahold Delhaize NV	8,853	250,253

NORWAY (0.1%)
Food Products (0.1%)
Salmar ASA	4,606	257,164

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
NORWAY (continued)
Oil, Gas & Consumable Fuels (0.0%)
Equinor ASA	8,138	$234,237
		491,401
SPAIN (0.1%)
Banks (0.1%)
CaixaBank SA	62,716	268,794

Oil, Gas & Consumable Fuels (0.0%)
Repsol SA	17,374	257,902
		526,696
SWEDEN (0.1%)
Diversified Telecommunication Services (0.1%)
Telia Co. AB(1)	101,105	262,642

SWITZERLAND (0.2%)
Construction Materials (0.0%)
Holcim AG(3)	3,291	252,857

Electrical Equipment (0.0%)
ABB Ltd.	5,825	247,931

Insurance (0.1%)
Swiss Life Holding AG	372	268,732

Pharmaceuticals (0.1%)
Novartis AG	2,560	266,313
		1,035,833
UNITED KINGDOM (1.8%)
Banks (0.2%)
Barclays PLC	131,675	245,883
Lloyds Banking Group PLC	424,418	228,616
NatWest Group PLC	91,941	260,729
Standard Chartered PLC	30,376	230,682
		965,910
Capital Markets (0.1%)
Abrdn PLC	113,344	242,302

Consumer Staples Distribution & Retail (0.1%)
Tesco PLC	69,704	253,807

Financial Services (0.6%)
Network International Holdings PLC(2),(3)	561,464	2,766,783

Hotels, Restaurants & Leisure (0.1%)
InterContinental Hotels Group PLC	2,856	271,928
Whitbread PLC	5,539	252,290
		524,218
Multi-Utilities (0.1%)
Centrica PLC	143,967	253,172

Oil, Gas & Consumable Fuels (0.1%)
BP PLC	43,439	254,933
Shell PLC	7,874	245,297
		500,230
Software (0.1%)
Sage Group PLC	17,270	258,362

Textiles, Apparel & Luxury Goods (0.3%)
Burberry Group PLC	14,300	236,692
Capri Holdings Ltd.(3)	20,543	1,001,266
		1,237,958
Tobacco (0.1%)
Imperial Brands PLC	11,209	270,379
		7,273,121

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (6.8%)
Biotechnology (1.1%)
Ambrx Biopharma, Inc.(3)	20,535	$570,873
Cerevel Therapeutics Holdings, Inc.(3)	21,015	880,528
ImmunoGen, Inc.(3)	33,608	985,387
Karuna Therapeutics, Inc.(3)	6,708	2,102,421
		4,539,209
Commercial Services & Supplies (0.1%)
SP Plus Corp.(3)	9,807	507,316

Diversified Consumer Services (0.4%)
Rover Group, Inc., Class A(3)	152,157	1,664,598

Food Products (0.4%)
Sovos Brands, Inc.(3)	72,497	1,598,559

Healthcare Equipment & Supplies (0.7%)
Axonics, Inc.(3)	40,664	2,760,272

Insurance (0.4%)
National Western Life Group, Inc., Class A	3,403	1,647,052

Metals & Mining - Excluding Steel (0.3%)
United States Steel Corp.	21,072	990,805

Oil, Gas & Consumable Fuels (1.9%)
Callon Petroleum Co.(3)	80,209	2,576,313
Hess Corp.	16,762	2,355,564
Pioneer Natural Resources Co.	10,808	2,484,003
		7,415,880
Software (1.5%)
Alteryx, Inc., Class A(3)	59,692	2,832,982
ANSYS, Inc.(3)	4,621	1,514,903
Splunk, Inc.(3)	11,437	1,754,093
		6,101,978
		27,225,669
TOTAL COMMON STOCKS (Cost $43,568,911)		43,349,161

EXCHANGE-TRADED FUNDS (7.2%)
UNITED STATES (7.2%)
Commingled Funds (2.5%)
Invesco QQQ Trust Series 1	7,023	2,928,380
iShares 3-7 Year Treasury Bond ETF(1)	62,532	7,346,885
		10,275,265
Financial Services (3.6%)
Consumer Discretionary Select Sector SPDR Fund	8,084	1,381,717
Financial Select Sector SPDR Fund	76,251	2,955,489
iShares MSCI EAFE Value ETF(1)	54,949	2,832,071
SPDR S&P 500 ETF Trust	14,982	7,234,508
		14,403,785
Technology (1.1%)
Technology Select Sector SPDR Fund	22,116	4,371,891
TOTAL EXCHANGE-TRADED FUNDS (Cost $27,665,632)		29,050,941

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%

UNITED STATES TREASURY OBLIGATIONS (45.7%)
$13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	02/22/24	4.592	12,960,168
21,000	U.S. Treasury Bills (4)	(AA+, Aaa)	03/21/24	4.993	20,849,830
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	04/18/24	4.853	12,855,672
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	05/16/24	4.997	12,803,848
21,000	U.S. Treasury Bills (4)	(AA+, Aaa)	06/13/24	5.091	20,607,913
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	07/11/24	5.044	12,709,829
13,000	U.S. Treasury Bills (1),(4)	(AA+, Aaa)	08/08/24	5.129	12,669,312
21,000	U.S. Treasury Bills (4)	(AA+, Aaa)	09/05/24	5.146	20,400,269

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	10/03/24	5.128	$12,587,089
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	10/31/24	4.853	12,543,362
21,000	U.S. Treasury Bills (4)	(AA+, Aaa)	11/29/24	4.552	20,190,661
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	12/26/24	4.615	12,464,217
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $183,526,216)					183,642,170

	Shares	Value
SHORT-TERM INVESTMENTS (19.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29%	59,492,176	59,492,176
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	17,347,964	17,347,964
TOTAL SHORT-TERM INVESTMENTS (Cost $76,840,140)		76,840,140

TOTAL INVESTMENTS AT VALUE (82.8%) (Cost $331,600,899)		332,882,412

OTHER ASSETS IN EXCESS OF LIABILITIES (17.2%)		69,075,080

NET ASSETS(6) (100.0%)		$401,957,492

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security or portion thereof is out on loan.
(2)	Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(3)	Non-income producing security.
(4)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2024.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	As of January 31, 2024, the Credit Suisse Multialternative Strategy Fund held $62,200,043 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 15.5% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	May 2024	18	$1,288,913	$(626)
Corn Futures	USD	May 2024	100	2,292,500	923
Cotton No. 2 Futures	USD	May 2024	16	691,280	(72)
Soybean Futures	USD	May 2024	39	2,403,862	6,685
Soybean Meal Futures	USD	May 2024	40	1,456,400	20,589
Soybean Oil Futures	USD	May 2024	48	1,340,352	125
Sugar No. 11 Futures	USD	May 2024	50	1,302,000	(354)
Wheat Futures	USD	May 2024	62	1,876,275	(32,315)
					$(5,045)
Energy
Gasoline RBOB Futures	USD	May 2024	9	931,732	$81
Light Sweet Crude Oil Futures	USD	May 2024	42	3,173,520	(362)
Low Sulphur Gasoil Futures	USD	May 2024	15	1,193,250	419
Natural Gas Futures	USD	May 2024	119	2,628,710	(6,308)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
NY Harbor ULSD Futures	USD	May 2024	8	$889,661	$277
					$(5,893)
Foreign Exchange Contracts
GBP Currency Futures	USD	Mar 2024	49	3,893,969	$23,949

Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	1,286	21,889,707	$1,638,728
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2025	257	4,299,162	28,565
Nikkei 225 Index Futures OSE	JPY	Mar 2024	9	2,239,302	199,444
					$1,866,737
Industrial Metals
LME Lead Futures	USD	Mar 2024	24	1,313,592	$17,979
LME Lead Futures	USD	May 2024	7	379,118	(62)
LME Nickel Futures	USD	Mar 2024	23	2,228,976	(64,358)
LME Nickel Futures	USD	May 2024	11	1,077,186	(141)
LME Primary Aluminum Futures	USD	Mar 2024	98	5,549,054	109,547
LME Primary Aluminum Futures	USD	May 2024	30	1,716,832	(264)
LME Zinc Futures	USD	Mar 2024	53	3,338,139	(7,983)
LME Zinc Futures	USD	May 2024	16	1,012,540	(141)
					$54,577
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Mar 2024	529	40,609,283	$40,750
10YR CAD Bond Futures	CAD	Mar 2024	458	41,708,663	(33,353)
10YR U.S. Treasury Note Futures	USD	Mar 2024	629	70,654,391	(18,927)
					$(11,530)
Precious Metals
Copper Futures	USD	May 2024	23	2,260,325	$(63)
Silver Futures	USD	May 2024	16	1,871,360	(48)
					$(111)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Mar 2024	(18)	(1,309,837)	$185
Corn Futures	USD	Mar 2024	(100)	(2,241,250)	(2,827)
Cotton No. 2 Futures	USD	Mar 2024	(16)	(681,360)	8
Soybean Futures	USD	Mar 2024	(39)	(2,383,388)	(6,952)
Soybean Meal Futures	USD	Mar 2024	(40)	(1,473,200)	(21,331)
Soybean Oil Futures	USD	Mar 2024	(48)	(1,325,376)	(733)
Sugar No. 11 Futures	USD	Mar 2024	(50)	(1,351,280)	(231)
Wheat Futures	USD	Mar 2024	(62)	(1,845,275)	31,572
					$(309)
Energy
Gasoline RBOB Futures	USD	Mar 2024	(9)	(843,394)	$(137)
Light Sweet Crude Oil Futures	USD	Mar 2024	(42)	(3,185,700)	268
Low Sulphur Gasoil Futures	USD	Mar 2024	(15)	(1,255,500)	(356)
Natural Gas Futures	USD	Mar 2024	(119)	(2,499,000)	4,803
NY Harbor ULSD Futures	USD	Mar 2024	(8)	(935,827)	(282)
					$4,296
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2024	(22)	(1,453,100)	$(4,036)
CAD Currency Futures	USD	Mar 2024	(27)	(2,015,955)	(12,821)
EUR Currency Futures	USD	Mar 2024	(11)	(1,493,319)	2,135
JPY Currency Futures	USD	Mar 2024	(26)	(2,237,137)	6,043
					$(8,679)
Index Contracts
S&P 500 E Mini Index Futures	USD	Mar 2024	(163)	(39,694,575)	$(823,788)
EURO Stoxx 50 Index Futures	EUR	Mar 2024	(174)	(8,817,204)	(161,403)
Russell 2000 E-Mini Index Futures	USD	Mar 2024	(83)	(8,116,985)	63,540
FTSE 100 Index Futures	GBP	Mar 2024	(32)	(3,108,849)	(68,293)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Hang Seng Index Futures	HKD	Feb 2024	(10)	$(992,996)	$47,546
					$(942,398)
Industrial Metals
LME Lead Futures	USD	Mar 2024	(31)	(1,696,723)	$(92,626)
LME Nickel Futures	USD	Mar 2024	(34)	(3,295,008)	63,394
LME Primary Aluminum Futures	USD	Mar 2024	(128)	(7,247,744)	(322,475)
LME Zinc Futures	USD	Mar 2024	(69)	(4,345,879)	(139,074)
					$(490,781)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2024	(312)	(31,226,680)	$69,196
EURO Bund Futures	EUR	Mar 2024	(454)	(66,995,475)	(422,555)
Long Gilt Futures	GBP	Mar 2024	(312)	(39,719,739)	(370,150)
					$(723,509)
Precious Metals
Copper Futures	USD	Mar 2024	(23)	(2,245,950)	$(13)
Silver Futures	USD	Mar 2024	(16)	(1,853,520)	(38)
					$(51)
Total Net Unrealized Appreciation (Depreciation)					$(238,747)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$40,208,142	04/19/24	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(a)	0.00%	Monthly	$—	$3,861
USD	35,799,862	04/22/24	Bank of America	Alerian MLP Infrastructure Index (TR)	5.85%	Monthly	—	150,023
USD	18,858,167	04/22/24	Bank of America	(5.01)%	BAML CS Custom Short Basket(a)	Monthly	—	243,056
USD	16,997,822	04/22/24	Bank of America	BAML Equity Buyback USD Basket(a)	5.61%	Monthly	—	2,650
USD	50,039,673	04/19/24	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(a)	0.20%	At Maturity	—	299,229
USD	49,601,507	04/19/24	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	—	30,780
USD	9,910,753	04/19/24	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(a)	0.50%	At Maturity	—	82,865
USD	322,883	02/23/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	3,305

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$20,509	02/23/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	$177
USD	2,295,240	02/26/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	19,840
USD	1,894,365	02/26/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	19,393
USD	760,950	02/27/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	7,790
USD	777,420	02/27/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	6,720
USD	1,554,840	02/29/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	13,440
USD	1,521,900	02/29/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	15,580
USD	760,950	03/01/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	7,790
USD	777,420	03/01/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	6,720
USD	1,554,840	03/04/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	13,440
USD	1,521,900	03/04/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	15,580
USD	777,420	03/06/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	6,720
USD	760,950	03/06/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	7,790
USD	1,274,450	08/19/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	11,016
USD	1,314,161	08/19/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	13,453
USD	863,677	11/13/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	7,466
USD	766,477	11/13/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	7,847
USD	1,633,119	12/02/24	Citigroup	(5.21)%	Vanguard FTSE Emerging Market	Monthly	—	16,719
USD	1,600,264	12/02/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.66%	Monthly	—	13,833
USD	2,722,373	02/10/25	Citigroup	(5.21)%	APA Corp.	Monthly	—	102,621

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$2,637,454	02/14/25	Citigroup	(5.21)%	Chesapeake Energy Corp.	Monthly	—	$8,081
USD	873,005	02/24/25	Citigroup	(5.21)%	Synopsys, Inc.	Monthly	—	22,845
USD	2,841,348	02/24/25	Citigroup	Tricon Residential, Inc.	5.66%	Monthly	—	2,274
USD	42,709,080	04/22/24	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(a)	0.40%	At Maturity	—	154,676
USD	50,267,771	04/22/24	Goldman Sachs	Goldman Sachs Commodity Strategy Index(a)	0.00%	At Maturity	—	2,258
USD	28,766,469	04/22/24	Goldman Sachs	Goldman Sachs VVOL Carry ER(a)	0.00%	At Maturity	—	28,146
USD	49,414,576	04/22/24	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(a)	0.00%	At Maturity	—	46,272
USD	48,654,523	04/22/24	Goldman Sachs	Goldman Sachs DISP U.S. Index(a)	0.00%	At Maturity	—	36,346
USD	28,400,000	03/20/24	JPMorgan Chase	iBoxx $ Liquid High Yield Index	5.31%	Quarterly	—	783,678
USD	49,651,834	04/17/24	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	335,895
USD	19,876,240	04/17/24	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(a)	0.00%	At Maturity	—	504,168
USD	27,800,000	04/22/24	JPMorgan Chase	J.P. Morgan EMBI Global Core	6.06%	At Maturity	—	32,384
USD	49,755,598	04/22/24	Societe Generale	SGI VRR US Index - Vol Roll on Rates (USD - Excess Return)(a)	0.25%	At Maturity	—	116,260
USD	50,441,930	04/22/24	Societe Generale	SG U.S. Trend Index(b)	0.30%	At Maturity	—	482
							$—	$3,203,469

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$32,377,588	04/22/24	Bank of America	BAML USD Custom Equity Basket(a)	5.61%	Monthly	$—	$(206,716)
USD	1,041,903	04/22/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	—	(14,271)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$18,996,007	04/22/24	Bank of America	BAML CS Custom Long Basket(a)	5.61%	Monthly	—	$(99,850)
USD	50,373,377	04/19/24	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(a)	0.00%	At Maturity	—	(85,830)
USD	49,666,922	04/19/24	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	—	(69,219)
USD	21,702,139	04/19/24	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(a)	0.30%	At Maturity	—	(148,786)
USD	50,211,872	04/19/24	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(a)	0.08%	At Maturity	—	(44,089)
EUR	50,207,148	04/19/24	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(a)	0.00%	At Maturity	—	(575,259)
USD	20,270,744	04/19/24	BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index(a)	0.00%	At Maturity	—	(2,028)
USD	35,345,790	04/22/24	Citigroup	Citi Equity US Tech Congestion Index Series 1(c)	0.00%	At Maturity	—	(18,163)
USD	2,155,784	11/18/24	Citigroup	(5.21)%	Exxon Mobil Corp.	Monthly	—	(89,997)
USD	2,157,674	11/25/24	Citigroup	(5.21)%	Chevron Corp.	Monthly	—	(43,751)
USD	324,980	12/02/24	Citigroup	(5.21)%	Chevron Corp.	Monthly	—	(6,590)
USD	322,519	12/02/24	Citigroup	(5.21)%	Exxon Mobil Corp.	Monthly	—	(13,464)
USD	2,571,694	02/14/25	Citigroup	Southwestern Energy Co.	5.66%	Monthly	—	(34,896)
USD	1,739,599	02/14/25	Citigroup	Juniper Networks, Inc.	5.66%	Monthly	—	(15,933)
USD	568,458	02/24/25	Citigroup	Kaman Corp.	5.66%	Monthly	—	(242)
USD	48,378,258	04/22/24	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(a)	0.00%	At Maturity	—	(352,958)
USD	1,375,673	04/22/24	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	(6,694)
USD	751,597	04/22/24	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(26,901)
USD	44,532,780	04/22/24	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	(987,496)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$184,265	04/22/24	Goldman Sachs	(0.03)%	Bloomberg Precious Metals Index	At Maturity	—	$(2,574)
USD	51,226,010	04/17/24	JPMorgan Chase	J.P. Morgan Compendium Fundamental 2 Index(a)	0.80%	At Maturity	—	(243,788)
USD	28,185,124	04/17/24	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(232,017)
USD	50,784,223	04/17/24	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(a)	0.35%	At Maturity	—	(133,321)
USD	50,648,675	04/17/24	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(a)	0.25%	At Maturity	—	(130,471)
USD	50,567,064	04/17/24	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(a)	0.00%	At Maturity	—	(179,510)
USD	50,120,878	04/22/24	Societe Generale	SGI Coda Index(a)	0.25%	At Maturity	—	(118,401)
							$—	$(3,883,215)
Total							$—	$(679,746)

(a) The index constituents are available on the Fund’s website.
(b) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).
(c) The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
51	Goldman Sachs	S&P 500 Index, strike @ $4,780	02/16/24	$(5,100)	$(261,353)	$(115,515)	$145,838

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$30,885,959	$12,463,202	$—	$43,349,161
Exchange-traded Funds	29,050,941	—	—	29,050,941
United States Treasury Obligations	—	183,642,170	—	183,642,170
Short-term Investments	76,840,140	—	—	76,840,140
	$136,777,040	$196,105,372	$—	$332,882,412
Other Financial Instruments*
Futures Contracts	$2,376,751	$—	$—	$2,376,751
Swap Contracts	—	3,203,469	—	3,203,469
	$2,376,751	$3,203,469	$—	$5,580,220
Liabilities
Other Financial Instruments*
Futures Contracts	$2,615,498	$—	$—	$2,615,498
Swap Contracts	—	3,883,215	—	3,883,215
Written Options	115,515	—	—	115,515
	$2,731,013	$3,883,215	$—	$6,614,228

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swaps. Written options are reported at value.

During the period ended January 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (81.0%)
Advertising (0.4%)
$7,705	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	9.583	$7,558,442

Aerospace & Defense (2.5%)
4,750	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(1)	(NR, NR)	01/31/28	14.197	4,757,933
6,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	02/15/30	12.937	6,015,000
2,888	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	02/15/29	9.337	2,893,509
4,174	Brown Group Holding LLC, 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	07/02/29	8.333 - 8.388	4,166,315
6,159	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	06/07/28	8.183	6,125,571
1,989	Fly Funding II SARL, 3 mo. USD LIBOR + 1.750%(1)	(CCC+, B3)	08/11/25	7.380	1,889,329
3,000	KBR, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	01/17/31	7.583	2,997,495
1,282	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/22/28	8.197	1,276,114
3,749	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/22/28	8.833	3,749,944
12,418	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/01/28	9.183	12,420,220
3,166	TransDigm, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	02/14/31	8.598	3,173,244
					49,464,674
Air Transportation (0.3%)
6,833	United Airlines, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(BB, Ba1)	04/21/28	9.201	6,855,272

Auto Parts & Equipment (2.5%)
8,973	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	04/06/28	9.837	8,988,873
3,741	Clarios Global LP, 1 mo. USD Term SOFR + 3.000%(1)	(B+, Ba3)	05/06/30	8.333	3,747,639
6,769	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	12/14/27	9.083	6,775,741
995	First Brands Group LLC(2)	(B+, B1)	03/30/27	0.000	995,470
1,351	Garrett LX I SARL, 3 mo. USD Term SOFR + 3.250%(1)	(BB-, Ba2)	04/30/28	8.824	1,354,773
8,214	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(BB-, Ba2)	04/30/28	9.813	8,234,821
1,730	Gates Global LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	03/31/27	7.933	1,730,680
2,742	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK(1),(3)	(NR, WR)	08/28/25	11.447	2,447,303
4,149	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	11/02/27	8.708	4,149,569
5,112	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(BB-, B2)	02/08/28	9.187	4,703,323
6,882	TI Group Automotive Systems LLC, 3 mo. EUR EURIBOR + 3.250%(1),(4)	(BBB-, Ba3)	12/16/26	7.175	7,536,046
					50,664,238
Banking (0.2%)
3,709	Citco Funding LLC, 3 mo. USD Term SOFR + 3.500%(1)	(BB, Ba2)	04/27/28	8.672	3,726,193
284	Citco Funding LLC(2)	(BB, Ba2)	04/27/28	0.000	285,005
					4,011,198
Beverages (0.1%)
2,986	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/13/30	9.587	2,997,701

Brokerage (0.3%)
5,500	DRW Holdings LLC(2),(5)	(BB-, Ba3)	03/01/28	0.000	5,455,312

Building & Construction (0.7%)
6,344	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(BB-, B1)	02/23/29	9.528	6,217,207
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	01/21/28	8.447	4,198,222
3,004	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	10/29/27	9.447 - 9.574	3,006,414
					13,421,843
Building Materials (2.7%)
5,710	Core & Main LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	07/27/28	7.937	5,717,913
9,701	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/12/28	8.683	9,644,473
3,616	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B, B2)	08/01/28	10.958	3,654,935
523	CPG International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	04/28/29	7.933	523,591
1,650	GYP Holdings III Corp., 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	05/12/30	8.333	1,656,216
4,544	GYP Holdings III Corp.(2)	(BB-, Ba2)	05/12/30	0.000	4,562,425
5,452	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B, B1)	04/29/29	9.948	5,418,295

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$1,290	Park River Holdings, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	12/28/27	8.843	$1,256,511
12,925	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	06/02/28	8.947	12,873,853
1,984	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	06/02/28	8.683	1,976,051
6,202	Summit Materials LLC, 3 mo. USD Term SOFR + 2.500%(1)	(BBB-, Baa3)	11/30/28	7.827	6,226,846
					53,511,109
Cable & Satellite TV (0.7%)
6,465	Charter Communications Operating LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/07/30	7.329	6,373,483
7,000	Ziggo BV, 6 mo. EUR EURIBOR + 3.000%(1),(4)	(B+, B1)	01/31/29	6.928	7,433,961
					13,807,444
Chemicals (3.9%)
3,067	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B+, Ba3)	08/27/26	10.318	2,963,969
4,000	CeramTec AcquiCo GmbH, 3 mo. EUR EURIBOR + 3.500%(1),(4)	(B, B2)	03/16/29	7.455	4,333,010
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1)	(CCC-, Ca)	12/29/28	13.360	1,737,885
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa2)	12/29/27	9.360	2,845,703
1,864	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%(1)	(B, B2)	11/01/28	10.860	1,826,699
4,324	Element Solutions, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/18/30	7.333	4,321,720
10,863	Hexion Holdings Corp., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/15/29	10.022	10,426,876
9,181	Luxembourg Investment Co. 428 SARL(6),(7)	(D, Caa2)	01/03/29	0.000	3,450,511
2,661	Nouryon Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.467	2,663,007
5,134	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	9.723	4,909,520
11,074	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC, Caa1)	10/15/25	10.164	7,807,124
8,188	Ravago Holdings America, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(NR, B1)	03/04/28	8.110	8,157,743
2,078	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/22/28	9.583	2,075,078
5,430	RelaDyne, Inc., 1 mo. USD Term SOFR + 5.000%(1)	(B, B2)	12/22/28	10.333	5,436,760
1,991	Sk Neptune Husky Finance SARL, 3 mo. USD Term SOFR + 10.000%(1),(5)	(NR, Caa2)	04/30/24	15.375	1,961,350
1,116	Starfruit Finco BV, 1 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.448	1,115,979
10,213	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	10/26/26	10.068	9,911,792
2,198	Zep, Inc., 3 mo. USD Term SOFR + 4.000%(1),(5)	(NR, NR)	10/02/28	9.348	2,071,787
					78,016,513
Diversified Capital Goods (2.0%)
11,283	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B2)	07/22/25	9.988	10,705,129
1,975	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa2)	10/22/25	14.488	1,423,301
2,991	Electrical Components International, Inc., 1 mo. USD Term SOFR + 4.250%(1),(5)	(B-, B2)	06/26/25	9.683	2,990,832
2,000	Electrical Components International, Inc., 1 mo. USD Term SOFR + 8.500%(1),(5),(8)	(CCC, Caa2)	06/26/26	13.933	1,850,000
4,885	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(1),(5)	(B-, B2)	06/26/25	16.000	4,836,594
2,343	INNIO Group Holding GmbH, 3 mo. USD Term SOFR + 4.250%(1)	(NR, B2)	11/02/28	9.564	2,351,259
9,841	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	03/15/30	8.933	9,833,879
6,678	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba3)	03/02/27	7.967	6,692,847
					40,683,841
Electric - Generation (0.4%)
8,402	Brookfield WEC Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	01/17/31	8.086	8,368,049

Electronics (2.5%)
1,835	Entegris, Inc., 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(BB, Baa3)	07/06/29	7.833 - 7.848	1,836,570
3,940	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/08/28	9.860	3,882,454
7,000	Idemia Group, 3 mo. EUR EURIBOR + 4.750%(1),(4)	(B, B2)	09/29/28	8.675	7,619,493
11,935	Idemia Group, 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	09/30/28	10.098	11,982,557
7,043	II-VI, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba2)	07/02/29	8.197	7,023,987
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	12.574	1,315,476
7,823	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	06/30/28	8.610	7,831,613
1,000	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(5)	(BB-, Ba3)	06/23/28	7.701	990,000
7,704	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba1)	08/17/29	7.848	7,674,071
					50,156,221

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production (0.8%)
$1,641	BIP PipeCo Holdings LLC(2)	(B+, Ba3)	12/06/30	0.000	$1,646,226
11,143	CQP Holdco LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB, B1)	12/31/30	8.348	11,143,596
1,637	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	10/04/30	8.327	1,640,181
750	Limetree Bay Terminals LLC, 3 mo. USD Term SOFR + 5.000%(1)	(CCC-, Caa2)	02/15/24	10.610	735,043
16,027	PES Holdings LLC, 3.000% PIK(1),(3),(5),(6)	(NR, WR)	12/31/24	3.000	240,401
					15,405,447
Environmental (0.3%)
2,685	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1),(5)	(B, B3)	08/31/28	9.697	2,657,846
3,829	Patriot Container Corp., 1 mo. USD Term SOFR + 3.750%(1)	(CCC+, B2)	03/20/25	9.183	3,732,505
					6,390,351
Food & Drug Retailers (0.9%)
5,602	Packaging Coordinators Midco, Inc., 2 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	11/30/27	9.110	5,591,551
3,915	Sharp Midco LLC, 3 mo. USD Term SOFR + 4.000%(1),(5)	(B-, B2)	12/31/28	9.448	3,920,083
8,925	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa2)	12/21/27	9.360	7,302,437
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(1)	(CCC-, Ca)	12/21/28	12.669	1,816,106
					18,630,177
Food - Wholesale (1.0%)
7,160	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	07/31/28	9.105	7,129,883
1,393	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 4.250%(1),(9)	(B, B3)	07/31/28	9.587	1,394,692
2,000	Froneri International Ltd., 6 mo. EUR EURIBOR + 2.125%(1),(4)	(BB-, Ba3)	01/29/27	5.991	2,172,599
4,738	UTZ Quality Foods LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	01/20/28	8.447	4,742,623
5,000	Zara U.K. Midco Ltd., 6 mo. EUR EURIBOR + 5.750%(1),(4),(8)	(B-, Caa1)	01/31/25	9.698	4,793,080
					20,232,877
Gaming (0.8%)
6,024	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	11/24/28	9.201	6,041,094
2,682	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	01/27/29	9.333	2,677,682
4,086	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	04/14/29	8.083	4,095,887
3,028	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	05/03/29	8.183	3,025,029
					15,839,692
Gas Distribution (0.9%)
2,568	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, Ba3)	04/13/28	8.829	2,571,543
6,061	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	10/31/28	8.864	6,076,502
9,183	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	02/16/28	8.817	9,211,436
					17,859,481
Health Facilities (1.3%)
5,140	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	08/02/28	10.154	4,921,928
4,774	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(B-, Caa1)	09/30/27	12.948	3,928,049
1,500	EyeCare Partners LLC, 3 mo. USD Term SOFR + 3.750%(1)	(CCC, Caa1)	02/18/27	9.324	780,528
3,234	Insulet Corp., 1 mo. USD Term SOFR + 3.250%(1)	(NR, NR)	05/04/28	8.333	3,243,470
7,203	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	04/21/27	9.183	7,077,122
5,583	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, Ba3)	12/19/30	8.835	5,600,361
					25,551,458
Health Services (4.7%)
12,783	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	8.822	12,185,114
1,539	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	11.083	1,530,168
12,604	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	02/15/29	8.583	12,453,977
5,000	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 5.500%(1)	(B, B3)	11/17/28	10.886	5,017,200
9,380	Learning Care Group, Inc., 1 mo. USD Term SOFR + 4.750%, 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	08/11/28	10.070 - 10.138	9,401,782
4,741	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1)	(D, Ca)	12/17/29	12.201	2,913,719
1,485	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1),(5)	(CCC, Caa1)	12/18/28	9.447	1,254,697
2,615	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B1)	05/05/28	8.947	2,619,923

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (continued)
$4,323	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 4.000%(1),(5)	(B, B2)	12/29/27	9.348	$4,328,404
4,777	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	12/29/27	8.610	4,785,562
10,457	Radiology Partners, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa2)	07/09/25	10.179	9,319,581
3,973	Select Medical Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	03/06/27	8.333	3,975,859
6,699	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/05/27	9.447	6,693,972
7,614	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(1)	(B-, B3)	12/15/27	10.748	7,597,912
1,820	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(1)	(CCC, Caa1)	08/18/28	10.150	956,206
15,364	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(1)	(CCC, Caa1)	08/18/28	10.150	8,071,152
1,943	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	01/15/28	9.913	1,697,893
					94,803,121
Hotels (0.9%)
6,957	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	08/17/28	8.947	6,969,104
1,031	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B1)	05/31/30	9.183	1,033,957
8,393	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa2)	11/08/30	7.436	8,403,723
2,658	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	05/18/30	8.083	2,661,999
					19,068,783
Insurance Brokerage (3.5%)
10,298	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	11/06/30	8.833	10,330,981
1,848	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	02/19/28	7.697	1,842,554
5,787	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, Ba3)	02/19/28	8.197	5,778,480
4,574	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.833	4,564,374
7,975	AssuredPartners, Inc. (2020 Term Loan B), 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.947	7,962,412
2,770	AssuredPartners, Inc. (2021 Term Loan B), 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.947	2,764,465
3,400	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/18/30	9.333	3,402,628
20,158	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	06/20/30	9.587	20,192,688
5,597	Hyperion Insurance Group Ltd., 1 mo. USD LIBOR + 0.000%(1)	(B, B2)	11/12/27	5.447	5,600,595
7,058	Hyperion Insurance Group Ltd., 1 mo. EUR EURIBOR + 3.500%(1),(4)	(B, B2)	11/12/27	7.375	7,668,198
					70,107,375
Investments & Misc. Financial Services (5.7%)
7,388	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(1),(8)	(CCC-, Caa2)	04/30/25	14.198	5,923,917
6,685	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/17/28	10.074	6,703,135
4,763	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(CCC, Caa2)	08/02/29	12.092	4,622,786
5,467	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	08/02/28	8.947	5,455,374
7,725	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Baa3)	07/29/30	7.587	7,723,394
5,390	CTC Holdings LP, 3 mo. USD Term SOFR + 5.000%(1),(5)	(B+, B1)	02/20/29	10.522	5,356,782
5,389	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	04/09/27	9.098	5,301,767
1,196	EIG Management Co. LLC, 1 mo. USD Term SOFR + 3.750%(1),(5)	(BB, Ba2)	02/22/25	9.183	1,196,066
11,535	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(1),(5)	(CCC+, B3)	04/29/29	10.063	9,978,017
17,500	GTCR W Merger Sub LLC(2)	(BB, Ba3)	09/20/30	0.000	17,523,712
6,401	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	03/20/28	8.447	6,361,857
4,640	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba2)	01/26/28	7.951	4,627,850
1,900	Jane Street Group LLC(2)	(BB, Ba2)	01/26/28	0.000	1,894,861
3,156	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%(1),(5)	(BB-, Ba2)	08/07/28	10.110	3,136,169
2,065	Kestra Advisor Services Holdings A, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	06/03/26	9.698	2,069,317
4,095	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.250%(1),(5)	(B-, Ba3)	08/18/28	8.860	4,089,551
5,550	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1),(5)	(B, B2)	04/30/27	11.860	5,494,293
8,415	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	02/24/28	9.083	8,427,371
8,628	VFH Parent LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, Ba3)	01/13/29	8.433	8,623,725
					114,509,944

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (3.2%)
$7,140	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(1),(5)	(B, B1)	02/07/29	8.695	$6,988,522
2,841	Alloy Finco Ltd., 3 mo. GBP LIBOR + 6.750%(1),(10)	(NR, Caa1)	12/06/24	12.057	3,591,043
3,347	Alloy Finco Ltd., 3 mo. USD Term SOFR + 6.500%(1),(5)	(NR, Caa1)	12/06/24	12.072	3,330,425
4,840	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(10)	(NR, NR)	03/06/25	14.000	5,531,364
5,263	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(8)	(NR, NR)	03/06/25	14.000	4,686,745
11,348	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	09/28/28	9.853	11,366,639
330	Griffon Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	01/24/29	7.748	330,197
5,576	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(1)	(B, B2)	08/30/30	11.333	5,572,459
4,296	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1),(8)	(CCC+, Caa2)	09/06/26	12.197	3,928,905
9,656	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	09/06/25	8.947	9,444,505
5,919	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	07/24/26	10.197	5,776,290
4,515	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	08/31/28	9.083	4,529,355
					65,076,449
Media - Diversified (0.3%)
1,834	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/09/26	9.197	1,836,993
3,069	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(1),(4),(5),(11)	(NR, NR)	06/05/30	8.795	—
519	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 4.172%(1),(4),(11)	(NR, NR)	07/31/26	4.172	422,804
1,454	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(1),(4),(5)	(NR, NR)	07/31/26	4.054	1,184,604
1,360	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(1),(4),(5)	(NR, NR)	07/31/26	4.429	1,108,233
7,599	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(1),(4),(5)	(NR, NR)	08/06/33	8.925	990,509
					5,543,143
Media Content (0.4%)
3,868	Aragorn Parent Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	06/15/28	9.583	3,883,241
4,230	WMG Acquisition Corp., 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	01/24/31	7.335	4,224,972
					8,108,213
Medical Products (2.0%)
4,774	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B1)	10/13/29	10.348	4,775,755
3,632	Femur Buyer, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC-, Caa1)	03/05/26	10.110	3,205,118
7,308	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(CCC-, NR)	08/05/25	11.110	6,150,824
11,520	Medline Borrower LP, 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	10/23/28	8.451	11,513,659
4,197	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	12/11/26	8.197	4,193,721
9,240	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	07/02/25	9.197	9,199,083
1,500	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(1),(8)	(CCC, Caa3)	07/02/26	13.197	1,480,313
					40,518,473
Packaging (2.3%)
999	Altium Packaging LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	02/03/28	8.197	996,652
2,107	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa3)	06/07/26	14.827	907,989
6,720	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, Caa1)	06/07/26	10.827 - 10.896	5,697,584
3,924	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.512%, 0.750% PIK(1),(3),(5)	(B-, B3)	12/31/26	10.577	3,570,977
660	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 4.250%, 0.750% PIK(1),(3),(4)	(B-, B3)	12/31/26	8.958	658,213
438	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 0.100%, 6.900% PIK(1),(3),(4)	(CCC-, Caa3)	12/30/27	10.958	55,324
325	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 0.100%, 6.900% PIK(1),(3),(4)	(CCC-, Caa2)	12/30/27	10.958	260,277
1,971	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 0.000% PIK(1),(3)	(CCC-, Caa2)	12/31/27	5.677	1,458,675
2,629	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(3)	(CCC-, Caa3)	12/31/27	12.577	311,065
5,709	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	08/14/26	9.355	5,725,382
791	Nexcycle Canada Ltd., 3 mo. USD Term SOFR + 6.500%(1),(5),(11)	(NR, NR)	07/21/28	11.798	799,340
13,682	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	09/15/28	9.798 - 9.868	13,729,047

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging (continued)
$281	Strategic Materials Holdings Corp., 3 mo. USD Term SOFR + 7.500%(1),(5),(11)	(NR, NR)	01/23/29	13.077	$278,104
3,012	Strategic Materials Holdings Corp., 3 mo. USD Term SOFR + 6.500%(1),(5),(11)	(NR, NR)	07/21/28	12.077	3,042,359
5,363	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/07/28	9.197	5,352,472
3,751	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	03/03/28	8.697	3,686,948
					46,530,408
Personal & Household Products (1.8%)
16,740	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	12/21/28	8.933	16,801,474
8,145	Keter Group BV, 3 mo. EUR EURIBOR + 4.250%, 2.000% PIK(1),(3),(4)	(NR, Caa2)	03/31/25	10.162	8,309,851
6,292	Keter Group BV, 3 mo. EUR EURIBOR + 4.250%, 2.000% PIK(1),(3),(4)	(CCC+, Caa2)	03/31/25	10.162	6,419,360
4,685	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	12.963	4,418,286
					35,948,971
Pharmaceuticals (0.9%)
9,167	Certara LP, 3 mo. USD Term SOFR + 3.500%(1),(5)	(B+, B1)	08/15/26	9.150	9,190,262
4,655	ICON Luxembourg SARL, 3 mo. USD Term SOFR + 2.250%(1)	(BBB-, Baa3)	07/03/28	7.860	4,665,463
2,950	IQVIA, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	01/02/31	7.348	2,959,411
1,160	PRA Health Sciences, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BBB-, Baa3)	07/03/28	7.860	1,162,403
					17,977,539
Rail (0.3%)
5,853	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	12/30/26	7.448	5,854,352

Real Estate Development & Management (0.4%)
7,339	BIFM CA Buyer, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	06/01/26	8.947	7,334,711

Real Estate Investment Trusts (0.7%)
6,583	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(1),(5)	(B, Ba3)	08/09/26	9.937	6,336,444
4,681	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	07/26/26	8.683	4,686,523
2,889	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	11/18/27	8.583	2,890,496
					13,913,463
Recreation & Travel (0.9%)
2,154	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(1)	(CCC-, Caa3)	09/04/26	13.238	1,944,923
6,890	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/05/25	9.238	6,741,203
2,000	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(1)	(NR, NR)	11/20/25	15.625	2,002,510
2,000	Hornblower Sub LLC (Incremental Term Loan), U.S. (Fed) Prime Rate + 7.125%(1)	(NR, NR)	11/10/25	15.625	2,002,510
5,773	Hornblower Sub LLC (Super Priority Term Loan), U.S. (Fed) Prime Rate + 7.125%(1)	(NR, NR)	11/10/25	15.625	5,780,441
					18,471,587
Restaurants (1.4%)
11,429	1011778 BC Unlimited Liability Co., 1 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba2)	09/20/30	7.583	11,385,944
6,351	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/01/28	9.697	6,379,144
8,686	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(1)	(NR, B2)	12/15/27	8.083	8,678,542
1,529	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 6.750%(1)	(CCC, Caa2)	07/21/29	12.183	1,509,888
					27,953,518
Software - Services (15.9%)
13,277	Applied Systems, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	09/18/26	9.848	13,330,305
6,161	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(B, B2)	08/02/29	10.913	6,195,333
2,685	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	03/03/28	9.824	2,685,473
10,647	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	10/09/26	9.697	9,194,630
8,837	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa1)	10/25/28	10.860	5,368,236
1,250	Camelot U.S. Acquisition LLC(2),(5)	(BB-, B1)	01/25/31	0.000	1,250,000
3,243	Cardinal Parent, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	11/12/27	9.998	2,986,602
18,391	Ceridian HCM Holding, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	04/30/25	7.947	18,444,775
4,944	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	12/29/27	9.540	4,720,809
9,553	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	9.110	9,556,980
9,031	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	07/02/26	10.488	8,834,451
5,720	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/16/28	9.197	5,573,213

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$3,568	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/16/26	9.333	$3,552,448
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	12.333	1,918,115
4,247	E2open LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/04/28	8.947	4,253,545
4,479	EAB Global, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	08/16/28	8.947	4,481,379
2,051	Endure Digital, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/10/28	9.422	1,999,884
7,500	Epicor Software Corp.(2)	(B-, B2)	07/30/27	0.000	7,513,688
5,422	EverCommerce, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	07/06/28	8.447	5,432,666
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 3.500%(1),(5)	(BB-, Ba3)	10/30/30	8.833	2,766,809
10,932	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	03/03/28	9.197	10,906,267
5,281	GHX Ultimate Parent Corp., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	06/30/27	10.116	5,297,666
5,085	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba1)	11/09/29	7.333	5,090,826
4,863	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(1),(5)	(B, B2)	03/31/28	8.972	4,862,500
3,343	Instructure Holdings, Inc.(2)	(NR, B1)	10/30/28	0.000	3,345,520
5,942	Marcel LUX IV SARL, 3 mo. USD Term SOFR + 4.500%(1)	(B+, B2)	11/11/30	9.820	5,972,564
4,294	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	9.913	4,092,135
1,429	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.750%(1),(5)	(B, B2)	09/16/30	10.098	1,430,786
6,608	NAB Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	11/23/28	8.248	6,608,388
16,020	Open Text Corp., 1 mo. USD Term SOFR + 2.750%(1)	(BBB-, Ba1)	01/31/30	8.183	16,044,029
5,767	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/01/26	9.183	5,716,704
16,968	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	06/02/28	9.574	16,586,205
13,981	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	10/28/30	10.063	14,027,469
5,511	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/01/26	8.947	5,513,166
6,672	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	05/30/26	8.947	6,682,910
3,543	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	03/10/28	8.697	3,528,440
15,480	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B2)	02/01/29	9.713	12,285,204
7,743	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	04/27/28	10.201	6,439,972
1,576	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	03/02/29	9.698	1,376,053
3,518	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	10.696	3,305,878
2,516	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/11/28	9.947	2,480,336
3,393	SS&C European Holdings SARL, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	04/16/25	7.197	3,394,440
3,408	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	04/16/25	7.197	3,409,164
6,757	Storable, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/17/28	8.684 - 8.848	6,754,527
3,959	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/22/27	9.913	3,593,766
4,119	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	04/30/26	9.697	4,138,729
975	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa1)	05/03/27	10.680	977,667
13,706	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	05/04/26	8.680	13,727,111
11,378	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	05/04/26	9.163	11,396,930
1,878	Virtusa Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/11/28	9.197	1,876,466
3,219	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/28/27	8.683	3,225,286
1,761	VT Topco, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	08/09/30	9.583	1,769,773
2,402	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba3)	03/01/30	8.686	2,404,852
2,494	ZoomInfo LLC, 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba1)	02/28/30	7.583	2,496,880
					320,817,950
Specialty Retail (0.2%)
4,439	Mister Car Wash Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	05/14/26	8.433	4,449,636

Steel Producers/Products (0.2%)
3,530	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(1),(5)	(B, B2)	10/12/28	9.591	3,525,577

Support - Services (5.0%)
851	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	9.183	842,238
4,264	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1),(5)	(B, B1)	11/01/30	9.083	4,269,126
5,501	Belron Finance U.S. LLC, 3 mo. USD Term SOFR + 2.000%(1)	(NR, Ba2)	04/13/28	7.366	5,510,434
2,248	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	08/27/28	7.837	2,254,554
7,707	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	8.947	7,464,097
10,000	Fugue Finance BV, 3 mo. EUR EURIBOR + 4.250%(1),(4)	(B, B1)	01/31/28	8.205	10,918,555
990	Fugue Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B, B1)	01/31/28	9.388	993,837
10,331	Global Education Management Systems Establishment, 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	07/31/26	10.400	10,361,899
3,548	KUEHG Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B, B2)	06/12/30	10.348	3,556,540

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Support – Services (continued)
$4,430	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(1)	(CCC-, Caa3)	05/07/29	13.396	$3,669,200
10,775	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	05/07/28	10.396	9,851,198
3,000	Nuvei Technologies Corp.(2)	(BB-, Ba3)	12/19/30	0.000	3,001,170
1,897	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B1)	09/15/28	8.697	1,901,276
7,359	SRAM LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	05/18/28	8.197	7,349,799
9,975	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	08/31/28	8.083	9,984,763
1,639	Trans Union LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba2)	12/01/28	7.701	1,641,089
3,025	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500%(1)	(CCC, Caa3)	11/02/28	14.074	2,422,526
11,597	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	04/30/26	9.610	11,633,592
498	Wrench Group LLC, 3 mo. USD Term SOFR + 4.500%(1),(5)	(B-, B2)	04/30/26	9.948	499,366
3,435	XPO Logistics, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/03/31	7.334	3,432,853
					101,558,112
Tech Hardware & Equipment (0.4%)
7,801	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, Caa1)	05/25/28	9.900	7,318,918
1,587	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B+, B1)	05/25/28	9.900	1,488,593
					8,807,511
Telecom - Wireless (1.1%)
5,032	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	8.652	4,950,459
4,133	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	04/11/25	7.087	4,129,815
10,384	SBA Senior Finance II LLC(2)	(BBB-, Ba2)	01/25/31	0.000	10,377,423
7,090	Xplornet Communications, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(CCC+, B2)	10/02/28	9.610	3,357,479
					22,815,176
Telecom - Wireline Integrated & Services (1.8%)
796	Altice France SA, 3 mo. USD LIBOR + 4.000%(1)	(B-, B2)	08/14/26	9.641	776,777
12,455	Altice France SA, 3 mo. USD Term SOFR + 5.500%(1)	(B-, B2)	08/15/28	10.814	11,352,499
3,757	Ciena Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Baa3)	10/24/30	7.337	3,774,144
10,540	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	11.116	9,691,489
2,209	TVC Albany, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	07/23/25	8.947	2,183,748
2,750	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, Ba3)	01/31/29	8.698	2,733,019
4,386	Virgin Media Bristol LLC(2)	(BB-, Ba3)	01/31/28	0.000	4,314,178
943	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	07/20/28	9.079	944,365
					35,770,219
Theaters & Entertainment (1.8%)
1,447	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.750%(1)	(BB-, B1)	08/27/28	9.087	1,453,693
4,264	NAI Entertainment Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1),(8)	(B, Caa1)	05/08/25	8.446	4,250,812
13,540	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	04/29/26	8.336	13,550,181
17,669	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B3)	05/18/25	8.197	17,692,367
					36,947,053
TOTAL BANK LOANS (Cost $1,688,654,160)					1,631,292,624

CORPORATE BONDS (9.3%)
Auto Parts & Equipment (0.1%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(4),(12)	(BB, B3)	04/15/29	3.750	2,988,275

Brokerage (0.1%)
1,856	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.16)(12)	(BB-, Ba3)	06/15/25	8.625	1,877,038

Building & Construction (0.1%)
2,895	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.75)(12)	(B-, B3)	09/01/28	5.500	2,766,621

Building Materials (0.3%)
2,535	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(12)	(BB-, Ba2)	06/15/30	6.375	2,558,170

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(12)	(B, B1)	05/01/29	4.625	$2,758,013
					5,316,183
Cable & Satellite TV (0.2%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(12)	(B, B2)	11/15/31	4.500	718,569
2,800	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.38)(12)	(BB-, Ba3)	03/01/28	5.500	2,664,752
					3,383,321
Chemicals (0.6%)
1,854	HB Fuller Co., Global Senior Unsecured Notes (Callable 03/04/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	1,728,975
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(B-, B2)	05/15/28	4.750	3,389,050
4,750	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.38)(12)	(CCC-, Caa3)	05/15/26	6.750	1,121,665
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(12),(13)	(CCC+, Caa2)	02/15/30	9.000	6,650,720
					12,890,410
Diversified Capital Goods (0.1%)
2,916	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB, Ba2)	06/01/31	4.250	2,574,157

Electronics (0.1%)
1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(12)	(B+, Ba3)	06/15/29	4.000	1,456,437

Energy - Exploration & Production (0.1%)
1,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(12)	(BB, B1)	12/15/33	7.500	1,028,487

Gas Distribution (0.2%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.25)(12)	(BB, B1)	09/30/26	6.500	2,907,616
2,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(12)	(BB+, Ba2)	07/15/29	4.950	2,153,869
					5,061,485
Health Services (0.1%)
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.31)(12),(13)	(CCC+, Caa2)	12/15/25	5.250	1,801,920

Insurance Brokerage (0.5%)
4,750	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(12)	(B-, B2)	03/15/30	8.500	4,931,806
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(12)	(CCC, Caa2)	12/15/30	10.500	1,049,653
3,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(12)	(B, B1)	10/01/30	7.500	3,154,008
2,054	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.44)(12)	(CCC+, Caa2)	08/15/28	6.875	2,060,850
					11,196,317
Investments & Misc. Financial Services (0.8%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	13,017,366
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(12)	(B+, B1)	01/15/32	5.000	2,702,125
					15,719,491
Machinery (0.3%)
6,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(12)	(BB, Ba2)	04/15/29	4.375	6,077,955

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (0.4%)
$2,975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(12)	(B, B1)	02/15/30	6.500	$2,717,781
1,950	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(12)	(B, WR)	04/01/25	7.500	1,921,472
3,154	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.75)(12),(13)	(B-, B3)	02/15/26	7.000	3,101,644
					7,740,897
Packaging (0.4%)
2,000	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(12)	(B+, Ba3)	01/01/30	7.500	2,060,846
6,675	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(12)	(BB-, Ba3)	04/15/29	4.125	5,949,968
					8,010,814
Personal & Household Products (0.1%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(12)	(CCC+, Caa2)	06/01/29	6.375	1,440,633

Recreation & Travel (0.3%)
1,552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(12)	(B, B2)	08/15/29	5.250	1,452,945
3,625	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(12)	(B, B3)	05/15/31	7.250	3,699,838
					5,152,783
Software - Services (1.4%)
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(12)	(B+, B1)	07/15/29	4.125	1,362,310
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.00)(12)	(CCC+, Caa2)	02/15/29	6.000	3,756,631
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(12)	(BB-, Ba3)	12/01/29	3.875	3,701,542
4,181	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.06)(12),(13)	(CCC+, Caa1)	02/01/28	8.250	4,147,790
2,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(12)	(B-, B2)	02/01/31	6.875	2,025,000
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.56)(12)	(CCC+, Caa1)	12/15/28	7.125	10,164,431
3,500	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.94)(12)	(B+, B1)	02/01/29	3.875	3,112,333
					28,270,037
Specialty Retail (0.2%)
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(12)	(NR, Caa3)	05/01/25	7.500	2,492,121
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(5),(11),(12)	(NR, Caa3)	05/01/25	7.500	66,555
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (5),(11)	(NR, NR)	05/01/25	0.000	77,827
1,850	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.00)(12)	(BB+, Ba2)	08/15/28	4.000	1,696,131
					4,332,634
Steel Producers/Products (0.3%)
7,503	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(12)	(B, Caa1)	04/15/29	6.250	6,452,097

Support - Services (1.8%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 102.44)(12)	(CCC+, Caa2)	07/15/27	9.750	5,150,970
6,455	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(12),(13)	(CCC+, Caa2)	06/01/29	6.000	5,366,300
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(4),(12)	(B, B3)	06/01/28	3.625	1,466,149

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support – Services (continued)
$11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(12)	(B-, B2)	05/01/28	4.500	$9,692,430
9,565	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.78)(12)	(B, B2)	07/31/26	7.125	9,487,789
2,250	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(12)	(BB-, B1)	12/15/28	3.875	2,046,368
2,200	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(12)	(BBB-, Ba1)	06/01/28	6.250	2,204,266
					35,414,272
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(12)	(CCC-, Caa2)	06/15/25	6.000	2,383,125

Telecom - Wireline Integrated & Services (0.7%)
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(12)	(B-, B2)	10/15/29	5.500	2,788,635
4,486	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.69)(12)	(B+, B1)	10/15/27	6.750	4,361,168
4,752	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(12)	(B+, B1)	07/15/29	5.125	4,171,923
2,064	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.13)(5),(11),(12)	(CC, B3)	07/01/28	4.250	1,145,520
2,000	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.81)(5),(11),(12)	(CC, B3)	01/15/29	3.625	1,050,000
					13,517,246
TOTAL CORPORATE BONDS (Cost $197,313,469)					186,852,635

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
3,000	ALM Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262%(1),(12)	(BB-, NR)	10/15/29	11.576	2,998,941
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%(1),(12)	(NR, NR)	01/19/35	9.291	3,507,106
1,250	Anchorage Capital CLO 3-R Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.112%(1),(12)	(A, NR)	01/28/31	7.431	1,242,442
1,627	Anchorage Capital CLO Ltd., 2018-10A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(12)	(AAA, NR)	10/15/31	6.776	1,628,793
2,500	Ares XXXIV CLO Ltd., 2015-2A, Rule 144A, 3 mo. USD Term SOFR + 1.512%(1),(12)	(AAA, Aaa)	04/17/33	6.828	2,510,785
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(12)	(NR, Baa3)	07/15/34	8.876	2,468,966
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(12)	(BB-, NR)	04/20/34	12.329	1,747,470
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(B+, NR)	04/20/31	10.979	1,939,895
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%(1),(12)	(BBB-, NR)	08/20/32	9.929	5,453,696
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%(1),(12)	(A, NR)	01/15/30	7.276	2,960,079
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(BB-, NR)	07/27/31	10.981	731,278
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(12)	(BBB-, NR)	07/15/31	8.726	1,970,419
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(12)	(B+, NR)	01/18/31	11.410	2,511,830
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(12)	(NR, Baa3)	04/20/31	8.329	3,778,618
3,450	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%(1),(12)	(NR, Aaa)	10/15/30	6.496	3,453,670
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(BBB-, NR)	07/17/34	8.778	1,730,521
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(12)	(AAA, NR)	04/16/34	6.776	7,006,591

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	07/15/31	8.576	$4,961,177
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(12)	(BBB-, NR)	04/15/34	9.777	3,454,290
3,390	Greywolf CLO II Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(12)	(BBB-, NR)	04/17/34	9.227	3,359,594
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.710%(1),(12)	(A, NR)	04/15/33	8.028	2,803,789
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 3.610%(1),(12)	(BBB-, NR)	04/15/33	8.928	1,003,611
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.180%(1),(12)	(BB-, NR)	04/15/33	12.498	1,974,914
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	01/27/31	8.586	3,900,410
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(12)	(NR, B1)	07/15/31	11.726	2,395,718
5,000	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342%(1),(12)	(NR, Ba3)	04/15/29	11.656	4,990,450
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 7.082%(1),(12)	(NR, Ba3)	04/20/33	12.399	1,808,633
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%(1),(12)	(NR, Ba3)	10/15/34	13.276	3,386,719
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(12)	(NR, Ba1)	01/22/35	11.329	5,086,003
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(12)	(BBB-, NR)	07/15/30	8.426	2,165,777
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, 3 mo. USD Term SOFR + 2.912%(1),(12)	(BBB-, NR)	04/25/31	8.236	3,533,972
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(12)	(NR, Baa1)	10/22/31	9.079	2,710,727
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(12)	(NR, Ba1)	07/19/34	10.641	2,890,320
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(NR, Baa3)	07/20/31	8.779	1,684,455
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(12)	(NR, Ba3)	06/20/29	11.382	1,390,550
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(12)	(BBB-, NR)	07/14/31	8.926	2,827,808
TOTAL ASSET BACKED SECURITIES (Cost $105,251,626)					103,970,017

Shares

COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.1%)
311,079	Jason, Inc.(5),(7)	3,162,740

Chemicals (0.6%)
31,756	Project Investor Holdings LLC(5),(7),(8),(11)	318
529,264	Proppants Holdings LLC(5),(7),(8),(11)	10,585
191,054	Utex Industries(7)	11,717,915
		11,728,818
Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(5),(7),(8),(11)	9,263

Investments & Misc. Financial Services (0.1%)
68,579	Resolute Topco, Inc.(7)	1,028,685

Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(5),(7),(10),(11)	—

Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(4),(5),(7),(11)	—
82,543	SMI Topco LLC(5),(7),(11)	990,516
		990,516

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Personal & Household Products (0.1%)
196,189	Serta Simmons Common(7)	$1,422,370

Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(7)	1,561

Private Placement (0.0%)
515,586	Technicolor Creative Studios SA(7),(14)	912,890

Recreation & Travel (0.1%)
115,069	Cineworld Group PLC(7)	1,844,671

Software - Services (0.0%)
3,935	Skillsoft Corp.(7)	55,169

Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(5),(7),(11)	2
TOTAL COMMON STOCKS (Cost $38,115,051)		21,156,685

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(5),(7),(8),(11)	—

Investments & Misc. Financial Services (0.0%)
53,142	Altisource Solutions SARL, expires 05/31/2027(5),(7),(11)	146,406
TOTAL WARRANTS (Cost $68,804)		146,406

SHORT-TERM INVESTMENTS (5.9%)
100,372,830	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29%	100,372,830
17,669,732	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(15)	17,669,732
TOTAL SHORT-TERM INVESTMENTS (Cost $118,042,562)		118,042,562

TOTAL INVESTMENTS AT VALUE (102.4%) (Cost $2,147,445,672)		2,061,460,929

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)		(47,539,313)

NET ASSETS (100.0%)		$2,013,921,616

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2024. The rate may be subject to a cap and floor.
(2)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2024.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Security is valued using significant unobservable inputs.
(6)	Bond is currently in default.
(7)	Non-income producing security.
(8)	Illiquid security.
(9)	All or a portion is an unfunded loan commitment.
(10)	This security is denominated in British Pound.
(11)	Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to a value of $289,015,850 or 14.4% of net assets.
(13)	Security or portion thereof is out on loan.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	1,275,868	USD	1,391,294	10/07/24	Deutsche Bank AG	$1,391,294	$1,400,371	$9,077
GBP	185,637	USD	233,368	10/07/24	Deutsche Bank AG	233,368	236,464	3,096
USD	782,013	EUR	700,375	10/07/24	Deutsche Bank AG	(782,013)	(768,720)	13,293

Total Unrealized Appreciation								$25,466

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	15,032,353	USD	16,564,851	09/26/24	Deutsche Bank AG	$16,564,851	$16,491,434	$(73,417)
USD	89,701,048	EUR	82,789,701	09/26/24	Deutsche Bank AG	(89,701,048)	(90,825,495)	(1,124,447)
USD	5,613,705	EUR	5,241,360	10/07/24	Morgan Stanley	(5,613,705)	(5,752,829)	(139,124)
USD	59,260	GBP	47,858	10/07/24	Barclays Bank PLC	(59,260)	(60,961)	(1,701)
USD	8,914,389	GBP	7,312,859	10/07/24	Morgan Stanley	(8,914,389)	(9,315,100)	(400,711)

Total Unrealized Depreciation								$(1,739,400)

Total Net Unrealized Appreciation/(Depreciation)								$(1,713,934)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,514,060,497	$117,232,127	$1,631,292,624
Corporate Bonds	—	184,512,733	2,339,902	186,852,635
Asset Backed Securities	—	103,970,017	—	103,970,017
Common Stocks	3,322,210	13,661,051	4,173,424	21,156,685
Warrants	—	—	146,406	146,406
Short-term Investments	118,042,562	—	—	118,042,562
	$121,364,772	$1,816,204,298	$123,891,859	$2,061,460,929
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$25,466	$—	$25,466

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,739,400	$—	$1,739,400

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$117,212,484	$141,447	$3,390,086	$167,953	$120,911,970
Accrued discounts (premiums)	307,706	-	-	-	307,706
Purchases	19,303,342	-	1,349,406	-	20,652,748
Sales	(17,452,103)	-	-	-	(17,452,103)
Realized gain (loss)	(230,978)	-	-	-	(230,978)
Change in unrealized appreciation (depreciation)	(1,703,266)	2,935	(566,068)	(21,547)	(2,287,946)
Transfers into Level 3	34,682,024	2,195,520	-	-	36,877,544
Transfers out of Level 3	(34,887,082)	-	-	-	(34,887,082)
Balance as of January 31, 2024	$117,232,127	$2,339,902	$4,173,424	$146,406	$123,891,859

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2024	$(1,847,072)	$2,935	$(566,068)	$(21,547)	$(2,431,752)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value At January 31,	Valuation	Unobservable	Price Range
Asset Class	2024	Technique	Input	(Weighted Average)*
Bank Loans	$3,283,346	Income Approach	Expected Remaining Distribution	$0.00 - $0.81 ($0.61)
	113,948,781	Vendor pricing	Single Broker Quote	0.01 – 1.01 (0.97)
Corporate Bonds	2,339,902	Income Approach	Expected Remaining Distribution	0.53 - 0.65 (0.54)
Common Stocks	20,168	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	4,153,256	Vendor pricing	Single Broker Quote	10.17 – 12.00 (10.60)
Warrants	146,406	Income Approach	Expected Remaining Distribution	0.00 – 2.75 (2.75)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2024, $36,877,544 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $34,887,082 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (47.6%)
Aerospace & Defense (0.3%)
$750	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$765,988
500	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B, B2)	11/15/30	8.750	529,377
					1,295,365
Auto Parts & Equipment (0.6%)
250	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	255,798
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.13)(1)	(B-, B3)	05/15/27	8.500	1,508,625
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(1),(3)	(BB, B3)	04/15/29	3.750	996,092
					2,760,515
Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	246,852

Brokerage (0.3%)
1,500	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	1,517,003

Building & Construction (0.9%)
324	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 100.00)(1)	(BB-, B2)	02/15/25	7.500	323,013
2,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.75)(1)	(B-, B3)	09/01/28	5.500	1,911,310
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	1,270,954
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	971,489
					4,476,766
Building Materials (3.3%)
2,000	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	2,018,280
1,750	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.00)(1)	(BB+, Ba2)	01/15/28	4.000	1,641,975
500	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	510,255
1,500	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,500,743
1,690	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,486,735
3,830	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	3,588,231
2,347	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.34)(1)	(BB+, Ba2)	02/01/28	5.375	2,280,028
500	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba2)	02/15/30	3.500	431,639
1,369	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,244,414
500	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	484,449
750	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	780,513
					15,967,262
Cable & Satellite TV (1.3%)
2,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.25)(1)	(B, B3)	01/15/28	5.000	1,796,742
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B2)	11/15/31	4.500	215,571
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(CCC+, Caa2)	01/15/30	5.750	265,535
2,030	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,788,572

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (continued)
$2,400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.38)(1)	(BB-, Ba3)	03/01/28	5.500	$2,284,073
					6,350,493
Chemicals (2.6%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	249,287
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	769,948
500	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB-, B1)	02/15/31	7.250	521,250
2,843	HB Fuller Co., Global Senior Unsecured Notes (Callable 03/04/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	2,651,282
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	423,631
1,400	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,370,636
500	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1)	(BB, Ba3)	03/15/29	9.625	526,250
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	411,182
3,550	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.38)(1)	(CCC-, Caa3)	05/15/26	6.750	838,297
2,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,767,563
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,494,020
427	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	434,855
					12,458,201
Consumer/Commercial/Lease Financing (0.2%)
1,000	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	916,290

Diversified Capital Goods (1.1%)
2,746	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	2,424,087
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	1,014,499
1,951	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB, Ba3)	11/15/28	4.125	1,811,709
					5,250,295
Electronics (0.6%)
1,900	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	1,768,911
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	955,966
535	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	494,407
					3,219,284
Energy - Exploration & Production (1.5%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	526,846
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	532,382
58	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	58,270
3,075	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, B1)	12/15/33	7.500	3,162,598
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	256,192
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	1,016,211
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B2)	06/15/31	8.750	523,203

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (continued)
$500	Talos Production, Inc., Rule 144A, Secured Notes (Callable 02/01/26 @ 104.50)(1)	(BB-, B3)	02/01/29	9.000	$507,147
500	Talos Production, Inc., Rule 144A, Secured Notes (Callable 02/01/27 @ 104.69)(1)	(BB-, B3)	02/01/31	9.375	511,826
					7,094,675
Environmental (0.5%)
250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	253,383
1,250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,243,584
1,200	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB-, Ba3)	01/15/31	6.750	1,228,443
					2,725,410
Food - Wholesale (0.3%)
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)(1)	(BB-, B2)	09/15/28	6.875	684,541
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB-, B2)	01/15/32	7.250	717,345
					1,401,886
Gaming (0.4%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	368,914
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(B+, Ba3)	02/15/30	7.000	515,432
1,000	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(B+, Ba3)	02/15/32	6.500	1,012,479
					1,896,825
Gas Distribution (2.4%)
3,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	3,270,961
250	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/04/24 @ 104.00)	(B, B3)	01/15/27	8.000	253,104
625	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	654,324
550	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	561,801
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	733,080
2,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,971,364
2,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	2,393,187
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	1,168,747
500	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	499,412
					11,505,980
Health Facility (0.5%)
2,560	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	2,351,483

Health Services (0.7%)
1,750	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.16)(1)	(BB-, Ba3)	10/01/27	4.625	1,669,675
1,360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,229,556
750	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	676,267
					3,575,498

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Hotels (0.1%)
$400	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	$430,860

Insurance Brokerage (1.3%)
35	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	35,397
850	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	858,487
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	751,082
800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	830,620
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,259,583
1,328	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,332,429
1,250	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,160,448
					6,228,046
Investments & Misc. Financial Services (3.2%)
3,500	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	3,275,162
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	949,122
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,949,820
3,500	GTCR W-2 Merger Sub LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	3,673,145
776	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.25)(1),(2)	(BB, Ba2)	11/15/29	4.500	709,916
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	1,250,099
2,650	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	2,587,486
					15,394,750
Machinery (2.5%)
3,476	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	3,246,308
3,325	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	3,021,942
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	2,012,140
1,235	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.44)(1)	(B, B3)	07/31/27	5.750	1,162,109
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/12/24 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	248,962
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)	(BB+, Ba1)	03/01/31	3.750	433,149
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	308,272
1,551	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	1,611,434
					12,044,316
Managed Care (0.3%)
1,475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	1,373,381

Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	470,253

Media Content (0.4%)
1,500	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,431,330

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media Content (continued)
$700	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB, Ba3)	09/01/31	3.875	$584,067
					2,015,397
Metals & Mining - Excluding Steel (2.5%)
750	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	660,975
3,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,749,755
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(1)	(B, WR)	04/01/25	7.500	985,370
2,750	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 104.31)(1)	(B, NR)	06/01/31	8.625	2,554,063
1,845	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,577,516
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	464,472
1,000	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	904,117
2,150	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.75)(1),(2)	(B-, B3)	02/15/26	7.000	2,114,310
					12,010,578
Non - Electric Utilities (0.1%)
524	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	466,884

Packaging (1.4%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B, Caa1)	09/01/29	3.000	298,777
1,920	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	1,943,935
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	352,785
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	251,327
700	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	747,488
3,807	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,393,487
					6,987,799
Personal & Household Products (1.3%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	363,391
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,940,617
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BBB-, Baa3)	04/01/29	3.750	343,175
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, B1)	04/01/31	3.750	303,823
1,600	Tempur Sealy International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB, Ba2)	10/15/31	3.875	1,352,930
2,000	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	2,067,780
					6,371,716
Pharmaceuticals (0.1%)
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(1)	(CCC+, Caa3)	08/15/28	3.875	345,053

Real Estate Investment Trusts (1.0%)
1,849	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, WR)	12/15/27	3.750	1,569,196

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
$2,400	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	$2,222,574
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,064,745
					4,856,515
Recreation & Travel (1.7%)
2,800	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	2,555,424
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	544,854
750	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.19)(1)	(BB, WR)	05/01/25	8.750	754,237
3,372	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	3,441,615
1,000	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 101.22)(1)	(BB, B2)	11/01/27	4.875	945,215
					8,241,345
Restaurants (0.3%)
1,300	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	1,155,206
510	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	496,687
					1,651,893
Software - Services (4.4%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.81)(1)	(A-, Baa3)	09/01/28	3.625	568,500
627	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	589,270
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,362,310
3,595	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,721,703
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 100.97)(1)	(BB-, Ba3)	02/15/28	3.875	904,308
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	2,708,445
475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	420,299
2,537	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.06)(1)	(CCC+, Caa1)	02/01/28	8.250	2,516,848
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,012,500
4,575	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	4,022,340
718	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	744,613
4,203	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	3,737,467
					21,308,603
Specialty Retail (1.7%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 02/12/24 @ 102.25)	(BB, B1)	03/01/28	4.500	348,165
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	62,115
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	31,320
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,164,543
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5)	(NR, NR)	05/01/25	0.000	36,358
1,575	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	1,444,003
1,000	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	902,108

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$750	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	$770,149
725	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	630,112
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	1,109,369
1,545	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	1,580,496
					8,078,738
Steel Producers/Products (0.6%)
3,233	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,780,172

Support - Services (4.0%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,316,435
1,200	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	997,608
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(1),(3)	(B, B3)	06/01/28	3.625	940,887
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,053,605
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,612,633
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.25)(1)	(BBB-, Ba1)	07/01/28	4.500	239,131
3,885	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,853,639
3,360	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	3,055,910
750	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.75)(1)	(BB, Ba2)	03/01/29	3.500	662,614
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	514,374
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	255,825
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	1,020,079
1,250	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,252,424
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	713,250
					19,488,414
Tech Hardware & Equipment (0.5%)
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(1)	(CCC-, Caa2)	06/15/25	6.000	1,390,156
1,450	Viavi Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 101.88)(1)	(BB, Ba2)	10/01/29	3.750	1,257,369
					2,647,525
Telecom - Wireline Integrated & Services (1.7%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	734,313
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	1,307,519
2,005	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.69)(1)	(B+, B1)	10/15/27	6.750	1,949,207
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	877,930
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.81)(1),(4),(5)	(CC, B3)	01/15/29	3.625	787,500
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(BB-, Ba3)	08/15/30	4.500	447,150

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (continued)
$2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	$2,188,212
					8,291,831
Theaters & Entertainment (0.5%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	497,440
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.38)(1)	(B+, B2)	10/15/27	4.750	478,750
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 104.88)(1)	(BB, Ba3)	05/15/27	6.500	1,516,663
					2,492,853
Trucking & Delivery (0.3%)
1,252	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,291,337
TOTAL CORPORATE BONDS (Cost $233,303,964)					230,278,342

BANK LOANS (39.6%)
Advertising (0.3%)
1,534	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B1)	05/03/28	9.583	1,505,365

Aerospace & Defense (1.0%)
1,100	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(6)	(NR, NR)	02/15/30	12.937	1,102,750
496	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	02/15/29	9.337	497,152
1,459	Brown Group Holding LLC, 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(6)	(B+, B2)	07/02/29	8.333 - 8.388	1,455,868
249	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B+, B2)	06/07/28	8.183	247,948
1,000	KKR Apple Bidco LLC(7)	(B, B2)	09/22/28	0.000	995,690
396	TransDigm, Inc., 3 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	02/14/31	8.598	396,655
					4,696,063
Air Transportation (0.4%)
1,865	United Airlines, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(BB, Ba1)	04/21/28	9.201	1,871,384

Auto Parts & Equipment (1.3%)
1,542	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	04/06/28	9.837	1,544,683
846	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B1)	12/14/27	9.083	846,549
805	First Brands Group LLC(7)	(B+, B1)	03/30/27	0.000	805,037
249	Garrett LX I SARL, 3 mo. USD Term SOFR + 3.250%(6)	(BB-, Ba2)	04/30/28	8.824	250,143
1,500	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(BB-, Ba2)	04/30/28	9.813	1,503,750
207	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK(6),(8)	(NR, WR)	08/28/25	11.447	184,684
1,018	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(BB-, B2)	02/08/28	9.187	936,255
					6,071,101
Automakers (0.1%)
599	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	09/29/28	9.833	599,744

Banking (0.1%)
639	Harbourvest Partners LLC, 3 mo. USD Term SOFR + 3.000%(6)	(NR, NR)	04/22/30	8.348	640,031

Beverages (0.1%)
527	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/13/30	9.587	529,006

Brokerage (0.4%)
2,098	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.750%(5),(6)	(BB-, Ba3)	03/01/28	9.197	2,080,706

Building Materials (0.6%)
176	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(6)	(B, B2)	08/01/28	10.958	178,289
1,330	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B, B1)	04/29/29	9.948	1,322,060
1,300	Summit Materials LLC, 3 mo. USD Term SOFR + 2.500%(6)	(BBB-, Baa3)	01/12/29	7.827	1,305,109
					2,805,458

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Cable & Satellite TV (0.2%)
$945	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(6)	(B, B3)	10/31/27	10.314	$944,068

Chemicals (1.1%)
424	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(6)	(B+, Ba3)	08/27/26	10.318	409,660
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(6)	(CCC-, Ca)	12/29/28	13.360	216,222
452	INEOS Enterprises Holdings U.S. Finco LLC, 3 mo. USD Term SOFR + 3.750%(6)	(BB, Ba3)	07/08/30	9.238	452,616
1,299	Luxembourg Investment Co. 428 SARL(9),(10)	(D, Caa2)	01/03/29	0.000	488,217
1,956	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(6)	(CCC, Caa1)	10/15/25	10.164	1,379,055
282	Sk Neptune Husky Finance SARL, 3 mo. USD Term SOFR + 10.000%(5),(6)	(NR, Caa2)	04/30/24	15.375	277,514
634	Sparta U.S. HoldCo LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B+, B1)	08/02/28	8.717	633,095
1,722	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B-, B2)	10/26/26	10.068	1,670,916
					5,527,295
Diversified Capital Goods (0.7%)
1,545	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B2)	07/22/25	9.988	1,465,425
579	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(6)	(CCC-, Caa2)	10/22/25	14.488	417,506
858	Electrical Components International, Inc., 1 mo. USD Term SOFR + 4.250%(5),(6)	(B-, B2)	06/26/25	9.683	857,632
480	INNIO Group Holding GmbH, 3 mo. USD Term SOFR + 4.250%(6)	(NR, B2)	11/02/28	9.564	481,651
249	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba3)	03/02/27	7.967	249,306
					3,471,520
Electric - Generation (0.4%)
2,076	Brookfield WEC Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(6)	(B+, B1)	01/17/31	8.086	2,067,925

Electronics (0.8%)
1,450	Idemia Group, 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	09/30/28	10.098	1,455,712
111	II-VI, Inc.(7)	(BB-, Ba2)	07/02/29	0.000	111,037
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	03/02/29	12.574	425,000
1,000	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(BB-, B1)	06/30/28	8.610	1,001,045
757	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba1)	08/17/29	7.848	753,843
					3,746,637
Energy - Exploration & Production (0.6%)
945	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	12/06/30	8.580	947,468
1,080	CQP Holdco LP(7)	(BB, B1)	12/31/30	0.000	1,080,437
315	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba3)	10/04/30	8.327	315,420
500	Limetree Bay Terminals LLC, 3 mo. USD Term SOFR + 5.000%(6)	(CCC-, Caa2)	02/15/24	10.610	490,029
915	PES Holdings LLC, 3.000% PIK(5),(8),(9)	(NR, WR)	12/31/24	3.000	13,721
					2,847,075
Food & Drug Retailers (0.5%)
1,411	Packaging Coordinators Midco, Inc., 2 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	11/30/27	9.110	1,408,141
533	Sharp Midco LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	12/31/28	9.848	534,331
866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(6)	(CCC-, Ca)	12/21/28	12.669	538,103
					2,480,575
Food - Wholesale (0.5%)
748	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	07/31/28	9.105	744,933
523	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 4.250%(6),(11)	(B, B3)	07/31/28	9.587	523,009
1,200	B&G Foods, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(B+, B1)	10/10/26	7.833	1,197,057
					2,464,999
Gaming (0.4%)
1,220	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	11/24/28	9.201	1,223,849
681	ECL Entertainment LLC, 1 mo. USD Term SOFR + 4.750%(6)	(B+, B2)	08/31/30	10.083	683,261
					1,907,110
Gas Distribution (0.4%)
740	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B+, Ba3)	04/13/28	8.829	741,010

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Gas Distribution (continued)
$1,012	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B+, B2)	10/31/28	8.864	$1,014,744
					1,755,754
Health Facilities (1.2%)
1,299	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	08/02/28	10.154	1,243,775
300	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(B-, Caa1)	09/30/27	12.948	246,788
244	EyeCare Partners LLC, 3 mo. USD Term SOFR + 3.750%(6)	(CCC, Caa1)	02/18/27	9.324	126,826
997	Insulet Corp., 1 mo. USD Term SOFR + 3.250%(6)	(NR, NR)	05/04/28	8.333	1,000,310
1,946	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	04/21/27	9.183	1,911,633
1,500	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B, Ba3)	12/19/30	8.835	1,504,688
					6,034,020
Health Services (3.1%)
2,001	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(6)	(B-, B3)	12/23/27	8.822	1,907,272
749	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(6)	(B-, B3)	12/23/27	11.083	745,127
1,883	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	02/15/29	8.583	1,860,954
1,250	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 5.500%(6)	(B, B3)	11/17/28	10.886	1,254,300
1,410	Learning Care Group, Inc., 1 mo. USD Term SOFR + 4.750%, 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	08/11/28	10.070 - 10.138	1,413,633
909	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(5),(6)	(CCC, Caa1)	12/18/28	9.447	768,351
321	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B, B1)	05/05/28	8.947	321,694
2,391	Radiology Partners, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(CCC+, Caa2)	07/09/25	10.179	2,131,379
345	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	10/05/27	9.447	344,438
1,224	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(5),(6)	(B-, B2)	05/18/28	9.447	1,144,800
1,666	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(6)	(B-, B3)	12/15/27	10.748	1,662,528
273	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(6)	(CCC, Caa1)	08/18/28	10.150	143,278
2,569	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(6)	(CCC, Caa1)	08/18/28	10.150	1,349,515
					15,047,269
Hotels (0.6%)
1,000	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(6)	(B+, B1)	08/17/28	8.947	1,001,750
387	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.750%(6)	(B+, B1)	05/31/30	9.183	387,734
1,435	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Baa2)	11/08/30	7.436	1,436,534
					2,826,018
Insurance Brokerage (2.6%)
2,106	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	11/06/30	8.833	2,113,125
748	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(6)	(B+, Ba3)	02/19/28	7.697	745,735
499	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.750%(6)	(B+, Ba3)	02/19/28	8.197	497,982
318	AssuredPartners, Inc. (2020 Term Loan B)(7)	(B, B2)	02/12/27	0.000	317,417
2,348	AssuredPartners, Inc. (2022 Term Loan)(7)	(B, B2)	02/12/27	0.000	2,343,012
1,807	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	04/18/30	9.333	1,808,549
3,081	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(6)	(B, B2)	06/20/30	8.574	3,086,379
1,494	Hyperion Insurance Group Ltd., 1 mo. USD LIBOR + 0.000%(6)	(B, B2)	11/12/27	5.447	1,495,085
					12,407,284
Investments & Misc. Financial Services (1.8%)
396	Altisource Solutions SARL, 3 mo. USD LIBOR + 9.500%, 3 mo. USD Term SOFR + 8.750%(6),(12)	(CCC-, Caa2)	04/30/25	14.198 - 15.110	317,353
374	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	03/17/28	10.074	375,119
1,000	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(6)	(CCC, Caa2)	08/02/29	12.092	970,625
1,064	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(6)	(BBB-, Baa3)	07/29/30	7.587	1,064,133
1,975	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(5),(6)	(CCC+, B3)	04/29/29	10.063	1,708,375
1,711	HighTower Holdings LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	04/21/28	9.586	1,710,634
500	Jane Street Group LLC(7)	(BB, Ba2)	01/26/28	0.000	498,647
500	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB, Ba2)	01/26/28	7.952	498,750
659	Kestra Advisor Services Holdings A, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(B-, B2)	06/03/26	9.698	660,358
978	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.250%(5),(6)	(B-, Ba3)	08/18/28	8.860	976,462
					8,780,456

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Life Insurance (0.1%)
$279	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	11/16/27	9.683	$279,464

Machinery (1.7%)
1,481	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(5),(6)	(B, B1)	02/07/29	8.695	1,449,168
1,228	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	09/28/28	9.853	1,229,550
2,000	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(6)	(B, B2)	08/30/30	11.333	1,998,760
411	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(6),(12)	(CCC+, Caa2)	09/06/26	12.197	376,314
2,403	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	09/06/25	8.947	2,350,649
922	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(6)	(B-, B2)	07/24/26	10.197	899,766
					8,304,207
Media - Diversified (0.2%)
497	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B1)	02/09/26	9.197	498,237
392	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(4),(5),(6)	(NR, NR)	06/05/30	8.795	—
66	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 4.172%(3),(4),(6)	(NR, NR)	07/31/26	4.172	53,935
185	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(5),(6)	(NR, NR)	07/31/26	4.054	151,114
174	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(5),(6)	(NR, NR)	07/31/26	4.429	141,371
969	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(5),(6)	(NR, NR)	08/06/33	8.925	126,354
					971,011
Media Content (0.4%)
1,005	Aragorn Parent Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B, B2)	06/15/28	9.583	1,009,262
500	WMG Acquisition Corp.(7)	(BB+, Ba2)	01/20/28	0.000	500,225
500	WMG Acquisition Corp.(7)	(BB+, Ba2)	01/24/31	0.000	499,378
					2,008,865
Medical Products (0.8%)
1,332	Femur Buyer, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC-, Caa1)	03/05/26	10.110	1,175,196
700	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(6)	(CCC-, NR)	08/05/25	11.110	588,926
1,943	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	07/02/25	9.197	1,934,372
					3,698,494
Packaging (1.2%)
687	Chart Industries, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	03/15/30	8.698	688,636
746	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	08/14/26	9.355	748,416
248	Nexcycle Canada Ltd., 3 mo. USD Term SOFR + 6.500%(4),(5),(6)	(NR, NR)	07/21/28	11.798	250,814
2,752	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	09/15/28	9.798 - 9.868	2,761,917
88	Strategic Materials Holdings Corp., 3 mo. USD Term SOFR + 7.500%(4),(5),(6)	(NR, NR)	01/23/29	13.077	87,263
945	Strategic Materials Holdings Corp., 3 mo. USD Term SOFR + 6.500%(4),(5),(6)	(NR, NR)	07/21/28	12.077	954,621
336	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	07/07/28	9.197	335,028
					5,826,695
Personal & Household Products (0.5%)
2,305	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 3.500%(6)	(BB-, B1)	12/21/28	8.933	2,313,037
121	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6)	(NR, NR)	06/29/28	12.963	114,477
					2,427,514
Real Estate Development & Management (0.2%)
746	BIFM CA Buyer, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B, B3)	06/01/26	8.947	745,627

Real Estate Investment Trusts (0.1%)
727	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(5),(6)	(B, Ba3)	08/09/26	9.937	700,130

Recreation & Travel (1.2%)
2,465	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	09/05/25	9.238	2,411,811
500	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(6)	(NR, NR)	11/20/25	15.625	500,628
350	Hornblower Sub LLC (Incremental Term Loan), U.S. (Fed) Prime Rate + 7.125%(6)	(NR, NR)	11/10/25	15.625	350,439
1,134	Hornblower Sub LLC (Super Priority Term Loan), U.S. (Fed) Prime Rate + 7.125%(6)	(NR, NR)	11/10/25	15.625	1,135,444
974	Motion Finco SARL(7)	(NR, B2)	11/12/29	0.000	968,466

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$248	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 3.000%(6)	(BB, Ba2)	08/25/28	8.337	$248,672
					5,615,460
Restaurants (1.0%)
1,651	1011778 BC Unlimited Liability Co., 1 mo. USD Term SOFR + 2.250%(6)	(BB+, Ba2)	09/20/30	7.583	1,644,963
997	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/01/28	9.697	1,001,924
2,217	Tacala LLC(7)	(B-, B2)	01/26/31	0.000	2,217,492
					4,864,379
Software - Services (7.4%)
1,217	Applied Systems, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	09/18/26	9.848	1,222,297
1,174	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(6)	(B, B2)	08/02/29	10.913	1,180,706
1,693	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(6)	(CCC+, B3)	10/09/26	9.697	1,461,914
1,426	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(6)	(CCC+, Caa1)	10/25/28	10.860	866,347
247	Cardinal Parent, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B3)	11/12/27	9.998	227,287
1,710	Ceridian HCM Holding, Inc., 3 mo. USD Term SOFR + 2.500%(6)	(B+, Ba3)	04/30/25	7.947	1,714,513
1,239	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(6)	(NR, B2)	09/29/28	9.110	1,239,094
1,229	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	10/16/28	9.197	1,197,260
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	02/19/29	12.333	1,150,781
503	Evertec Group LLC, 1 mo. USD Term SOFR + 3.500%(5),(6)	(BB-, Ba3)	10/30/30	8.833	503,056
1,912	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B1)	03/03/28	9.197	1,907,139
420	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(5),(6)	(B, B2)	03/31/28	8.972	419,745
1,624	Instructure Holdings, Inc.(7)	(NR, B1)	10/30/28	0.000	1,624,754
1,029	Marcel LUX IV SARL, 3 mo. USD Term SOFR + 4.500%(6)	(B+, B2)	11/11/30	9.820	1,034,543
220	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.750%(5),(6)	(B, B2)	09/16/30	10.098	220,275
1,957	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	07/01/26	9.183	1,940,215
1,632	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	06/02/28	9.574	1,595,073
2,760	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	10/28/30	10.063	2,769,205
1,995	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	06/01/26	8.947	1,995,719
748	Project Boost Purchaser LLC(7)	(B-, B2)	05/30/26	0.000	749,253
3,193	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(CCC+, B2)	02/01/29	9.713	2,533,608
1,232	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	04/27/28	10.201	1,024,527
499	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	08/11/28	9.947	491,654
2,153	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	04/30/26	9.697	2,163,520
4,752	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	05/04/26	8.680	4,759,314
					35,991,799
Specialty Retail (0.3%)
500	Mister Car Wash Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	05/14/26	8.433	501,180
820	Wand NewCo 3, Inc.(7)	(B, B3)	01/30/31	0.000	821,410
					1,322,590
Steel Producers/Products (0.2%)
748	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(5),(6)	(B, B2)	10/12/28	9.591	747,152

Support - Services (2.2%)
829	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(5),(6)	(B, B1)	11/01/30	9.083	830,289
493	Global Education Management Systems Establishment, 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	07/31/26	10.400	494,042
986	KUEHG Corp., 3 mo. USD Term SOFR + 5.000%(6)	(B, B2)	06/12/30	10.348	987,928
830	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(6)	(CCC-, Caa3)	05/07/29	13.396	687,127
2,103	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B3)	05/07/28	10.396	1,922,350
1,652	Nuvei Technologies Corp.(7)	(BB-, Ba3)	12/19/30	0.000	1,652,483
1,496	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, Ba3)	08/31/28	8.083	1,497,714
400	TruGreen Ltd. Partnership(7)	(CCC, Caa3)	11/02/28	0.000	320,334
2,417	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	04/30/26	9.610	2,424,805
					10,817,072
Tech Hardware & Equipment (0.3%)
1,228	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B, Caa1)	05/25/28	9.900	1,151,795
250	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B+, B1)	05/25/28	9.900	234,264
249	CommScope, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(CCC+, B2)	04/06/26	8.697	218,630
					1,604,689

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless (0.4%)
$1,955	SBA Senior Finance II LLC(7)	(BBB-, Ba2)	01/25/31	0.000	$1,953,542

Telecom - Wireline Integrated & Services (1.0%)
739	Altice France SA, 3 mo. USD Term SOFR + 5.500%(6)	(B-, B2)	08/15/28	10.814	673,206
886	Altice France SA(7)	(B-, B2)	01/31/26	0.000	869,636
2	Numericable Group SA, 3 mo. USD LIBOR + 2.750%(6)	(B-, B2)	07/31/25	8.324	2,205
2,138	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(6)	(NR, B1)	08/01/29	11.116	1,966,073
927	TVC Albany, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	07/23/25	8.947	916,071
438	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(6),(12)	(CCC, Caa2)	07/23/26	12.947	430,938
					4,858,129
Theaters & Entertainment (1.2%)
2,486	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(6)	(BB, Ba3)	04/29/26	8.336	2,487,706
3,386	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B3)	05/18/25	8.197	3,390,944
					5,878,650
TOTAL BANK LOANS (Cost $195,742,722)					191,722,332

ASSET BACKED SECURITIES (4.9%)
Collateralized Debt Obligations (4.9%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(6)	(NR, Ba3)	07/20/34	12.979	1,355,002
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, 3 mo. USD Term SOFR + 2.862% (1),(6)	(BBB-, NR)	01/28/31	8.181	982,261
1,250	Anchorage Capital CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 7.062% (1),(6)	(NR, Ba3)	10/13/30	12.376	1,253,463
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(6)	(NR, Baa3)	01/20/35	9.019	965,095
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562% (1),(6)	(BBB-, NR)	08/20/32	9.929	991,581
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262% (1),(6)	(BB-, NR)	07/20/29	11.579	925,493
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462% (1),(6)	(BB-, NR)	01/15/30	10.776	924,134
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662% (1),(6)	(BB-, NR)	07/27/31	10.981	731,278
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782% (1),(6)	(B+, NR)	10/18/30	12.080	1,205,518
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(6)	(B+, NR)	01/18/31	11.410	717,666
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900% (1),(6)	(BBB-, NR)	10/20/36	10.205	2,158,749
1,250	Generate CLO 5 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.272% (1),(6)	(NR, Ba3)	10/22/31	11.589	1,229,861
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, 3 mo. USD Term SOFR + 5.662% (1),(6)	(NR, Ba3)	01/18/31	10.960	749,437
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(6)	(BB-, NR)	01/27/31	11.436	1,193,821
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(6),(12)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(6)	(BB-, NR)	10/20/34	12.689	998,906
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(6)	(NR, Ba3)	10/16/30	11.076	485,324
1,500	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342% (1),(6)	(NR, Ba3)	04/15/29	11.656	1,497,135
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(6)	(NR, Ba1)	01/22/35	11.329	964,171
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(6)	(BB-, NR)	10/20/32	12.809	1,017,624
590	Stratus CLO Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 1.062% (1),(6)	(NR, Aaa)	12/29/29	6.379	590,516
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(6)	(NR, Ba3)	07/20/30	11.729	369,273
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(6)	(NR, Ba1)	10/20/31	9.079	960,700
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(6)	(NR, Ba3)	06/20/29	11.382	695,275
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(6)	(BBB-, NR)	07/14/31	8.926	471,301
TOTAL ASSET BACKED SECURITIES (Cost $24,351,997)					$23,433,659

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Shares

COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.1%)
23,475	Jason, Inc.(5),(10)	238,672

Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A(10)	131,760

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(10),(12)	15
25,202	Proppants Holdings LLC(4),(5),(10),(12)	504
6,341	UTEX Industries, Inc.(10)	388,913
		389,432
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(4),(5),(10),(12)	372

Metals & Mining - Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.(2),(10)	1,613,712

Packaging (0.1%)
24,990	SMI Topco LLC(4),(5),(10)	299,880

Personal & Household Products (0.0%)
29,405	Serta Simmons Common(10)	213,186

Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(10)	373

Private Placement (0.0%)
65,034	Technicolor Creative Studios SA(10),(13)	115,148

Recreation & Travel (0.0%)
7,268	Cineworld Group PLC(10)	116,513

Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B(4),(5),(10)	1
TOTAL COMMON STOCKS (Cost $4,940,700)		3,119,049

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(10),(12)	—

Investments & Misc. Financial Services (0.0%)
2,847	Altisource Solutions SARL, expires 05/31/2027(4),(5),(10)	7,843
26,666	DHC Acquisition Corp., expires 12/31/2027(10)	427
6,000	Movella Holdings, Inc., expires 12/31/2027(10)	96
2,500	Northern Star Investment Corp. IV, expires 12/31/2027(4),(5),(10)	—
		8,366
TOTAL WARRANTS (Cost $21,320)		8,366

SHORT-TERM INVESTMENTS (12.0%)
49,965,052	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29%	49,965,052
7,833,097	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)	7,833,097
TOTAL SHORT-TERM INVESTMENTS (Cost $57,798,149)		57,798,149

TOTAL INVESTMENTS AT VALUE (104.7%) (Cost $516,158,852)		506,359,897

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.7%)		(22,743,019)

NET ASSETS (100.0%)		$483,616,878

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to a value of $248,527,855 or 51.4% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(5)	Security is valued using significant unobservable inputs.
(6)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2024. The rate may be subject to a cap and floor.
(7)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2024.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Bond is currently in default.
(10)	Non-income producing security.
(11)	All or a portion is an unfunded loan commitment.
(12)	Illiquid security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

12 mo. = 12 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	693,000	USD	511,779	10/07/24	Deutsche Bank AG	$511,779	$519,621	$7,842
USD	75,232	CAD	99,000	10/07/24	Morgan Stanley	(75,232)	(74,232)	1,000

Total Unrealized Appreciation								$8,842

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	376,974	USD	414,533	10/07/24	Deutsche Bank AG	$414,533	$413,761	$(772)
USD	1,986,470	CAD	2,706,000	10/07/24	Deutsche Bank AG	(1,986,470)	(2,028,997)	(42,527)
USD	3,123,383	EUR	2,916,216	10/07/24	Morgan Stanley	(3,123,383)	(3,200,789)	(77,406)

Total Unrealized Depreciation								$(120,705)

Total Net Unrealized Appreciation/(Depreciation)								$(111,863)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Corporate Bonds	$—	$229,423,164	$855,178	$230,278,342
Bank Loans	—	177,313,419	14,408,913	191,722,332
Asset Backed Securities	—	23,433,659	—	23,433,659
Common Stocks	2,075,171	504,434	539,444	3,119,049
Warrants	523	—	7,843	8,366
Short-term Investments	57,798,149	—	—	57,798,149
	$59,873,843	$430,674,676	$15,811,378	$506,359,897

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$8,842	$—	$8,842

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$120,705	$—	$120,705

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$71,931	$12,193,802	$255,199	$8,996	$12,529,928
Accrued discounts (premiums)	-	40,711	-	-	40,711
Purchases	-	1,545,270	408,531	-	1,953,801
Sales	(3,750)	(477,103)	-	-	(480,853)
Realized gain (loss)	3,750	9,472	-	-	13,222
Change in unrealized appreciation (depreciation)	(4,253)	(242,592)	(124,286)	(1,153)	(372,284)
Transfers into Level 3	787,500	8,262,277	-	-	9,049,777
Transfers out of Level 3	-	(6,922,924)	-	-	(6,922,924)
Balance as of January 31, 2024	$855,178	$14,408,913	$539,444	$7,843	$15,811,378

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2024	$1,372	$(280,307)	$(124,286)	$(1,153)	$(404,374)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value At January 31,	Valuation	Unobservable	Price Range
Asset Class	2024	Technique	Input	(Weighted Average)*
Corporate Bonds	$855,178	Income Approach	Expected Remaining Distribution	$0.53 – $0.65 ($0.53)
Bank Loans	418,839	Income Approach	Expected Remaining Distribution	0.00 – 0.81 (0.61)
	13,990,074	Vendor Pricing	Single Broker Quote	0.02 – 1.01 (0.96)
Common Stocks	892	Income Approach	Expected Remaining Distribution	0.01 – 0.02 (0.02)
	538,552	Vendor Pricing	Single Broker Quote	10.17 – 12.00 (11.19)
Warrants	7,843	Income Approach	Expected Remaining Distribution	0.00 – 2.76 (2.76)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2024, $9,049,777 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,922,924 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.